UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Commodity-Linked Notes		Par (000)	Value
Canadian Imperial Bank of Commerce 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM , multiplied by 3), 2/27/15	USD	13,000	$10,335,460
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM , multiplied by 3), 4/17/15		10,000	6,564,130
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM , multiplied by 3), 9/01/15		6,000	4,467,852
Citigroup, Inc. 3-month LIBOR (Indexed to the Bloomberg Commodity Total ReturnSM , multiplied by 3), 4/17/15		5,000	3,026,764
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM , multiplied by 3), 4/17/15		5,000	3,026,102
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM , multiplied by 3), 4/17/15		10,000	6,858,114
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM , multiplied by 3), 9/01/15		6,000	4,472,946
Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM , multiplied by 3), 4/20/15		11,000	6,675,150
UBS AG 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM , multiplied by 3), 1/05/15		5,000	4,101,180
Total Commodity-Linked Notes — 12.0%			49,527,698

Common Stocks		Shares
Biotechnology — 0.1%
Genus PLC		28,650	564,387
Chemicals — 3.5%
Agrinos AS (a)		70,000	18,681
Agrium, Inc.		12,000	1,173,840
Auriga Industries A/S, Class B		5,294	273,545
CF Industries Holdings, Inc.		6,200	1,612,000
Johnson Matthey PLC		9,725	464,285
Monsanto Co.		30,800	3,543,232
The Mosaic Co.		35,500	1,573,005
Potash Corp. of Saskatchewan, Inc.		57,500	1,964,518
Syngenta AG, Registered Shares		4,500	1,391,659
Umicore SA		22,700	890,939
Uralkali OJSC — GDR, Registered Shares		71,000	1,272,008
Yara International ASA		4,500	206,646

			14,384,358

Common Stocks	Shares	Value
Energy Equipment & Services — 2.0%
Cameron International Corp. (a)	22,350	$1,330,943
Halliburton Co.	40,900	2,255,226
Schlumberger Ltd.	47,508	4,687,139

		8,273,308
Food & Staples Retailing — 0.4%
The Andersons, Inc.	11,000	701,030
Fyffes PLC (a)	210,000	244,740
Total Produce PLC	420,000	515,796

		1,461,566
Food Products — 4.9%
Adecoagro SA (a)	63,750	578,213
Archer-Daniels-Midland Co.	72,000	3,384,000
Astra Agro Lestari Tbk PT	158,200	307,693
BRF SA — ADR	97,300	2,534,665
Bunge Ltd.	28,000	2,482,200
Darling Ingredients, Inc. (a)	20,000	352,000
First Resources Ltd.	535,000	866,746
Glanbia PLC	50,000	706,313
GrainCorp Ltd., Class A	35,764	276,618
Hormel Foods Corp.	5,000	269,550
Ingredion, Inc.	15,000	1,158,750
Kernel Holding SA (a)	8,000	63,182
New Britain Palm Oil Ltd.	30,200	328,513
Origin Enterprises PLC (a)	68,000	673,191
Pilgrim’s Pride Corp. (a)	25,500	724,455
Scandi Standard AB (a)	58,000	424,152
Select Harvests Ltd.	48,569	268,840
SunOpta, Inc. (a)	22,000	311,520
Tyson Foods, Inc., Class A	66,000	2,663,100
WH Group Ltd. (a)(b)	470,000	307,267
Wilmar International Ltd.	664,000	1,655,146

		20,336,114
Household Durables — 0.0%
TRI Pointe Homes, Inc.	5,855	80,155
Machinery — 0.4%
Deere & Co.	7,700	658,658
Kubota Corp.	60,000	955,081

		1,613,739
Metals & Mining — 15.1%
African Barrick Gold PLC	88,000	289,992
African Rainbow Minerals Ltd.	65,000	801,845
Agnico-Eagle Mines Ltd.	33,700	794,172
Alamos Gold, Inc.	102,180	762,463
Alumina Ltd.	630,000	910,537
Anglo American PLC	30,000	633,403
AngloGold Ashanti Ltd.	50,000	417,847
Aurubis AG	14,100	736,054
Barrick Gold Corp.	147,000	1,745,140

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
CDO	Collateralized Debt Obligation	FKA	Formerly Known As	S&P	Standard & Poor’s
CHF	Swiss Franc	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
CLO	Collateralized Loan Obligation	GDR	Global Depositary Receipts	USD	US Dollar
CNH	Chinese Yuan	JPY	Japanese Yen
ETF	Exchange Traded Fund	LIBOR	London Interbank Offered Rate
EUR	Euro	NOK	Norwegian Krone

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
BHP Billiton PLC	205,212	$5,301,958
Boliden AB	90,500	1,495,726
Centamin PLC	460,000	376,760
Eldorado Gold Corp.	580,618	3,173,423
First Majestic Silver Corp. (a)	85,000	435,917
First Quantum Minerals Ltd.	93,500	1,410,319
Fortescue Metals Group Ltd.	590,604	1,822,811
Franco-Nevada Corp.	47,000	2,200,186
Freeport-McMoRan, Inc.	113,000	3,220,500
Fresnillo PLC	186,445	2,083,569
Glencore PLC	809,692	4,154,214
Gold Fields Ltd. — ADR	70,000	223,300
Goldcorp, Inc.	169,986	3,189,924
HudBay Minerals, Inc.	387,000	2,963,320
Iluka Resources Ltd.	97,866	628,274
Industrias Penoles SAB de CV	40,758	923,137
Kinross Gold Corp.	179,062	382,893
Lundin Mining Corp. (a)	231,500	1,033,180
MAG Silver Corp. (a)	67,000	403,052
Nevsun Resources Ltd.	248,000	838,366
New Gold, Inc. (a)	205,000	743,933
Newcrest Mining Ltd.	246,619	2,022,677
Northern Star Resources Ltd.	560,000	540,083
Nyrstar NV	340,000	1,146,130
Petra Diamonds Ltd. (a)	75,000	199,162
Platinum Group Metals Ltd. (a)(c)	250,000	201,854
Polymetal International PLC	29,854	246,533
Randgold Resources Ltd. — ADR	36,500	2,124,665
Rio Tinto PLC	72,371	3,443,501
Romarco Minerals, Inc. (a)	400,000	202,298
Royal Gold, Inc.	21,513	1,229,468
Silver Wheaton Corp.	67,281	1,169,455
Sirius Resources NL (a)	162,000	444,500
Sociedad Minera Cerro Verde SAA (a)	25,787	631,781
Tahoe Resources, Inc. (a)	28,004	485,265
Teck Resources Ltd., Class B	55,000	869,127
Trevali Mining Corp. (a)(c)	760,000	721,530
Vale SA — ADR, Preference Shares	85,908	752,554
Vedanta Resources PLC	51,882	684,640
Volcan Cia Minera SAA, Class B	823,900	239,588
Western Areas Ltd.	89,000	341,360
Yamana Gold, Inc.	225,000	896,367

		62,688,753
Oil, Gas & Consumable Fuels — 21.3%
Anadarko Petroleum Corp.	44,613	4,094,581
BG Group PLC	123,930	2,065,412
Cabot Oil & Gas Corp.	63,000	1,959,300
Cairn Energy PLC (a)	192,900	451,113
Cameco Corp.	26,458	459,414
Canadian Natural Resources Ltd.	69,600	2,426,938
Canadian Oil Sands Ltd.	37,513	587,800
Chevron Corp.	77,550	9,302,123
China Shenhua Energy Co. Ltd., H Shares	345,000	972,395
Cimarex Energy Co.	14,700	1,670,949
ConocoPhillips	70,250	5,068,537
CONSOL Energy, Inc.	40,500	1,490,400
Devon Energy Corp.	54,100	3,246,000
Enbridge, Inc.	32,200	1,523,647
EnCana Corp.	141,800	2,642,119
EOG Resources, Inc.	31,400	2,984,570
EQT Corp.	17,900	1,683,316
Exxon Mobil Corp.	96,232	9,306,597
Genel Energy PLC (a)	52,500	590,509
Green Plains, Inc.	5,000	171,000
Imperial Oil Ltd.	25,600	1,231,789

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Kosmos Energy Ltd. (a)		137,021	$1,278,406
Laredo Petroleum, Inc.		61,800	1,171,728
Marathon Oil Corp.		83,400	2,952,360
Murphy Oil Corp.		23,200	1,238,648
Noble Energy, Inc.		47,100	2,714,373
Oil Search Ltd.		243,950	1,870,542
Phillips 66		23,769	1,865,867
Pioneer Natural Resources Co.		10,400	1,966,224
Range Resources Corp.		35,550	2,431,620
Royal Dutch Shell PLC, B Shares		260,290	9,616,481
Southwestern Energy Co.		40,000	1,300,400
Statoil ASA		90,479	2,070,651
Total SA		69,000	4,119,523

			88,525,332
Paper & Forest Products — 0.2%
Canfor Corp.		19,000	391,615
Interfor Corp.		20,500	311,761
Louisiana-Pacific Corp.		14,000	204,400

			907,776
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.		22,000	744,920
Total Common Stocks — 48.1%			199,580,408

Investment Companies
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (a)(d)		390,000	2,882,100
ETFS All Commodities DJ-UBSCISM (a)(d)		122,000	1,463,390
PowerShares DB Commodity Index Tracking Fund (a)(d)		320,000	7,142,400
Total Investment Companies — 2.8%			11,487,890

Preferred Stocks
Food Products — 0.1%
Tyson Foods, Inc., 4.75%		10,085	505,864
Total Long-Term Investments (Cost — $293,545,011) — 63.0%			261,101,860

		Shares / Beneficial Interest
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)		9,114,983	9,114,983
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$	12,323	12,323

			9,127,306
Short-Term Securities		Par (000)
U.S. Treasury Bills — 34.2%
0.04%, 12/18/14 (h)	USD	26,000	25,999,683
0.03%, 1/08/15 (h)		1,000	999,982
0.05%, 1/08/15 (h)		29,000	28,999,478

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Short-Term Securities		Par (000)	Value
U.S. Treasury Bills (concluded)
0.01%, 1/15/15 (h)	USD	1,000	$999,970
0.05%, 1/15/15 (h)		26,000	25,999,220
0.03%, 3/05/15 (h)		2,000	1,999,728
0.04%, 3/05/15 (h)		27,000	26,996,328
0.04%, 4/09/15 (h)		30,000	29,994,120

			141,988,509
Total Short-Term Securities (Cost — $151,112,274) — 36.4%			151,115,815

Value
Total Investments (Cost — $ 444,657,285*) — 99.4%	$412,217,675
Other Assets Less Liabilities — 0.6%	2,637,140

Net Assets — 100.0%	$414,854,815

Notes to Consolidated Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$447,497,649

Gross unrealized appreciation	$17,131,569
Gross unrealized depreciation	(52,356,278)

Net unrealized depreciation	$(35,224,709)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Security is held by a wholly owned subsidiary.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Net Activity	Shares/Beneficial Interest Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,539,789	(3,424,806)	9,114,983	$849
BlackRock Liquidity Series, LLC Money Market Series	$39,840	$(27,517)	$12,323	$357

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(h)	Rate shown reflects the discount rate at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	$27,164,656	$22,363,042	$49,527,698
Common Stocks:
Biotechnology	—	564,387	—	564,387
Chemicals	$11,157,284	3,227,074	—	14,384,358
Energy Equipment & Services	8,273,308	—	—	8,273,308
Food & Staples Retailing	1,461,566	—	—	1,461,566
Food Products	16,460,416	3,875,698	—	20,336,114
Household Durables	80,155	—	—	80,155
Machinery	658,658	955,081	—	1,613,739
Metals & Mining	38,001,898	24,686,855	—	62,688,753
Oil, Gas & Consumable Fuels	66,768,706	21,756,626	—	88,525,332
Paper & Forest Products	907,776	—	—	907,776
Real Estate Investment Trusts (REITs)	744,920	—	—	744,920
Investment Companies	10,024,500	1,463,390	—	11,487,890
Preferred Stocks	505,864	—	—	505,864
Short-Term Securities:
Money Market Funds	9,114,983	12,323	—	9,127,306
U.S. Treasury Bills	—	141,988,509	—	141,988,509

Total	$164,160,034	$225,694,599	$22,363,042	$412,217,675

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,748,303	—	—	$1,748,303
Foreign currency at value	20,022	—	—	20,022
Liabilities:
Collateral on securities loaned at value	—	$(12,323)	—	(12,323)

Total	$1,768,325	$(12,323)	—	$1,756,002

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$5,260,517	$38,408,409	$38,408,409	$5,260,517

[1]	Systematic fair values were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2014	$29,554,915
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	(7,191,873)
Purchases	—
Sales	—
Closing Balance, as of October 31, 2014	$22,363,042

Net change in unrealized appreciation/depreciation on investments still held as of October 31, 2014[1]	$(7,191,873)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at October 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2014	5

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 3.1%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.15%, 7/18/26 (a)(b)	USD	1,795	$1,704,875
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.73%, 7/15/26 (a)(b)		767	725,812
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (a)(b)		1,250	1,178,632
ALM VI Ltd.:
Series 2012-6A, Class A2, 2.73%, 6/14/23 (a)(b)		3,930	3,930,837
Series 2012-6A, Class C, 4.98%, 6/14/23 (a)(b)		2,000	2,000,371
ALM VII Ltd., Series 2012-7A, Class C, 4.73%, 10/19/24 (a)(b)		7,360	7,359,822
ALM VII R Ltd., Series 2013-7RA, Class C, 3.68%, 4/24/24 (a)(b)		3,920	3,660,764
ALM VIII Ltd.:
Series 2013-8A, Class B, 2.98%, 1/20/26 (a)(b)		1,520	1,464,004
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		3,355	2,911,441
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.18%, 7/28/26 (a)(b)		2,290	2,201,273
Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		2,625	2,413,226
Apidos CDO:
Series 2013-16A, Class B, 3.03%, 1/19/25 (a)(b)		1,313	1,259,781
Series 2014-17A, Class B, 3.06%, 4/17/26 (a)(b)		1,580	1,519,534
Apidos CDO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)		1,500	1,365,197
Apidos CLO XVIII, Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		1,380	1,293,861
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.38%, 1/17/24 (b)		1,300	1,275,864
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.93%, 2/17/26 (a)(b)		1,800	1,693,615
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.23%, 7/16/26 (a)(b)		500	478,119
Series 2014-1A, Class D, 3.68%, 7/16/26 (a)(b)		980	882,012
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		1,185	1,179,822
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.48%, 5/15/23 (a)(b)		1,285	1,278,487
Series 2013-IIA, Class B1, 2.88%, 1/18/25 (a)(b)		2,500	2,374,564
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		1,750	1,589,763
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		1,000	905,168
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)		1,620	1,612,814
Series 2013-IIIA, Class C, 3.48%, 1/20/26 (a)(b)		1,070	958,011
Bluemountain CLO Ltd., Series 2011-1A, Class D, 4.23%, 8/16/22 (a)(b)		2,000	1,994,817
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.68%, 8/10/21 (a)(b)		4,600	4,589,604
Series 2012-2AR, Class ER, 6.33%, 7/20/23 (a)(b)		4,435	4,401,288

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-3A, Class C, 4.73%, 10/04/24 (a)(b)	USD	3,495	$3,494,892
Series 2012-4A, Class D, 4.73%, 1/20/25 (a)(b)		726	725,982
Cedar Funding Ltd.:
Series 2014-3A, Class C, 2.80%, 5/20/26 (a)(b)		1,320	1,290,300
Series 2014-3A, Class D, 3.55%, 5/20/26 (a)(b)		1,105	1,052,513
Cent CLO 21 Ltd., Series 2014-21A, Class C, 3.73%, 7/27/26 (a)(b)		1,750	1,595,786
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.39%, 8/14/24 (a)(b)		1,500	1,473,851
Series 2014-1A, Class D, 3.48%, 4/18/25 (a)(b)		850	765,256
Series 2014-2A, Class B1L, 3.75%, 5/24/26 (a)(b)		1,355	1,233,629
Series 2014-3A, Class C1, 2.95%, 7/22/26 (a)(b)		886	841,869
Series 2014-3A, Class D, 3.55%, 7/22/26 (a)(b)		791	718,263
Series 2014-4A, Class C1, 3.14%, 10/17/26 (a)(b)		2,850	2,716,916
Series 2014-4A, Class D, 3.64%, 10/17/26 (a)(b)		3,250	2,920,104
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.03%, 10/15/26 (a)(b)		1,000	963,259
Eaton Vance CLO Ltd.:
Series 2014-1A, Class E, 5.26%, 7/15/26 (a)(b)		6,500	5,720,000
Series 2014-1A, Class INC, 0.00%, 7/15/26 (a)		4,000	3,557,641
ECP CLO Ltd., Series 2013-5A, Class C, 3.73%, 1/20/25 (a)(b)		1,750	1,597,519
Flatiron CLO Ltd.:
Series 2013-1A, Class A1, 1.63%, 1/17/26 (a)(b)		3,205	3,189,453
Series 2013-1A, Class C, 3.83%, 1/17/26 (a)(b)		3,000	2,796,927
Fraser Sullivan CLO VII Ltd., Series 2012-7X, Class SUB, 1.43%, 4/20/23		2,500	2,216,279
Galaxy CLO Ltd.:
Series 2014-18A, Class B, 2.28%, 10/15/26 (a)(b)		2,260	2,199,873
Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)		2,000	1,938,606
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.83%, 5/19/23 (a)(b)		1,895	1,900,028
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		1,000	951,848
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)		3,080	3,016,853
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class CR, 3.93%, 3/14/22 (a)(b)		2,350	2,328,633
Series 2012-3A, Class D, 4.98%, 10/15/22 (a)(b)		2,321	2,296,478
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		1,375	1,269,067
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)		1,640	1,604,048
LCM LP:
Series -10AR, Class CR, 3.08%, 4/15/22 (a)(b)		645	640,646
Series -10AR, Class DR, 3.98%, 4/15/22 (a)(b)		2,000	1,980,565

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Madison Park Funding Ltd.:
Series 2012-10A, Class D, 4.48%, 1/20/25 (a)(b)	USD	2,630	$2,608,924
Series 2012-8AR, Class CR, 3.03%, 4/22/22 (a)(b)		1,252	1,242,636
Series 2012-8AR, Class DR, 4.08%, 4/22/22 (a)(b)		864	848,344
Series 2012-9A, Class D, 4.58%, 8/15/22 (a)(b)		1,500	1,479,885
Series 2014-14A, Class D, 3.83%, 7/25/26 (a)(b)		1,721	1,627,364
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 2.98%, 10/23/25 (a)(b)		2,680	2,588,946
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.39%, 7/22/24 (a)(b)		2,320	2,286,300
Neuberger Berman CLO Ltd.:
Series 2012-12AR, Class DR, 4.23%, 7/25/23 (a)(b)		2,000	1,975,238
Series 2014-17A, Class D, 3.78%, 8/04/25		568	536,760
Oaktree CLO Ltd., Series 2014-1A, Class A2A, 2.29%, 2/13/25 (a)(b)		3,470	3,344,550
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.04%, 5/05/23 (a)(b)		5,000	4,995,863
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		6,220	6,205,568
Series 2014-1A, Class C, 3.08%, 4/15/26 (a)(b)		4,075	3,908,832
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)		2,500	2,382,500
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (a)(b)		1,000	909,181
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.93%, 12/16/24 (a)(b)		1,000	937,772
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.88%, 8/12/26 (a)(b)		1,175	1,095,273
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.73%, 5/15/23 (a)(b)		3,200	3,191,851
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.65%, 11/20/23 (a)(b)		3,350	3,340,738
OZLM Funding Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		1,000	903,325
OZLM VII Ltd.:
Series 2014-7A, Class B1, 3.08%, 7/17/26 (a)(b)		430	409,340
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		1,062	975,036
OZLM VIII Ltd.:
Series 2014-7A, Class A2A, 2.30%, 7/17/26 (a)(b)		4,000	3,836,870
Series 2014-8A, Class B, 3.24%, 10/17/26 (a)(b)		3,000	2,879,901
Series 2014-8A, Class C, 3.74%, 10/17/26 (a)(b)		2,000	1,824,538
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		2,005	1,951,049
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		1,215	1,196,637
Series 2014-1A, Class D, 6.02%, 10/17/22 (a)(b)		975	965,154
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 3.98%, 12/15/22 (a)(b)		1,645	1,641,238

Asset-Backed Securities		Par (000)	Value
Cayman Islands (concluded)
Rait Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.44%, 6/25/45 (a)(b)	USD	3,372	$3,135,975
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.22%, 7/25/26 (a)(b)		550	528,735
Series 2014-1A, Class D, 3.77%, 7/25/26 (a)(b)		660	602,985
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.72%, 7/17/26 (a)(b)		1,435	1,335,266
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.69%, 10/15/26 (a)(b)		2,000	1,806,223
Steele Creek CLO Ltd.:
Series 2014-1A, Class B, 2.48%, 8/21/26 (a)(b)		1,110	1,073,999
Series 2014-1A, Class C, 3.43%, 8/21/26 (a)(b)		1,110	1,090,575
Sudbury Mill CLO Ltd., Series 2013-1A, Class C, 3.23%, 1/17/26 (a)(b)		2,500	2,407,081
TICP CLO II Ltd.:
Series 2014-2A, Class A1A, 1.68%, 7/26/26 (a)(b)		3,400	3,376,077
Series 2014-2A, Class B, 3.23%, 7/26/26 (a)(b)		870	846,936
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		1,000	933,164
Venture CDO Ltd.:
Series 2014-17A, Class C, 3.08%, 7/15/26 (a)(b)		1,163	1,108,957
Series 2014-18A, Class C, 3.34%, 10/15/26 (a)(b)		1,457	1,404,965
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.78%, 6/10/25 (a)(b)		500	459,087
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.12%, 4/15/26 (a)(b)		1,750	1,655,720
Voya CLO Ltd., Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		1,850	1,727,084
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.68%, 4/20/26 (a)(b)		1,640	1,496,420
Whitehorse IX Ltd.:
Series 2014-9A, Class B1, 2.32%, 7/17/26 (a)(b)		2,248	2,156,547
Series 2014-9A, Class C, 2.93%, 7/17/26 (a)(b)		980	919,063

			209,354,934
Ireland — 2.5%
ALME Loan Funding:
Series 2014-2X, Class A, 1.69%, 8/15/27 (b)	EUR	25,370	31,627,385
Series 2014-2X, Class E, 5.39%, 8/15/27 (b)		5,710	6,739,634
Series 2014-2X, Class F, 6.14%, 8/15/27 (b)		3,825	4,369,382
Arbour CLO Ltd.:
Series 2014-1X, Class A, 1.81%, 6/16/27 (b)		24,778	31,050,527
Series 2014-1X, Class E, 5.36%, 6/16/27 (b)		5,313	6,187,939
Series 2014-1X, Class F, 6.11%, 6/16/27 (b)		2,883	3,288,816
Avoca CLO XI Ltd., Series 2014-11X, Class A, 1.83%, 7/15/27 (b)		18,800	23,551,405
Cordatus, Series 2014-3X, Class A1 1.85%, 7/08/27		21,280	26,542,231
Sorrento Park CLO Ltd., Series 2014-1X, Class E, 6.46%, 11/16/27		4,200	4,945,415

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Ireland (concluded)
St. Pauls CLO, Series 2014-4X, Class A1 1.85%, 4/25/28	EUR	25,750	$32,238,798

			170,541,532
Italy — 0.9%
Arianna SPV Srl:
Series 2014-1, Class A, 3.60%, 1/20/20		25,369	33,193,007
Series 2014-1, Class B, 5.50%, 1/20/20		5,200	6,902,637
Berica 8 Residential MBS Series, Series 2014-8, Class A, 0.62%, 3/31/48 (b)		6,522	7,983,351
Berica PMI Srl, Series 2013-1, Class A1X, 2.72%, 5/31/57		5,735	7,303,907
Colombo Srl, Series 2014-1, Class B 0.65%, 8/28/26		5,871	7,197,969

			62,580,871
Netherlands — 1.0%
Jubilee CDO BV:
Series 2014-11X, Class A, 1.83%, 4/15/27 (b)		18,830	23,596,403
Series VIII-X, Class Sub, 5.30%, 1/15/24 (b)		11,440	6,477,899
North Westerly CLO BV:
Series 2014-IV-X, Class A-1, 1.76%, 1/15/26		6,166	6,799,684
Series 2014-IV-X, Class A-1, 1.87%, 1/15/26 (b)		25,100	31,418,913

			68,292,899
Portugal — 0.5%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		26,366	33,194,993
United Kingdom — 0.1%
Ludgate Funding PLC, Series 2007-1, Class A1A, 0.59%, 1/01/61	GBP	1,190	6,891,157
United States — 1.2%
Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)	USD	18,840	18,798,213
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.32%, 3/25/37 (b)		10,144	8,861,248
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.67%, 9/15/22 (a)		2,000	2,011,400
ING Investment Management Co., Series 2013-3A, Class B, 2.93%, 1/18/26 (a)(b)		2,520	2,408,783
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class B, 6.05%, 6/15/38 (b)		4,710	4,905,993
Navient Student Loan Trust:
Series 2014-CTA, Class A, 0.85%, 9/16/24 (a)(b)		1,326	1,325,752
Series 2014-CTA, Class B, 1.90%, 10/17/44 (a)(b)		1,483	1,466,397
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,590	6,625,586
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		4,000	4,001,252
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,000	999,999

Asset-Backed Securities		Par (000)	Value
United States (concluded)
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)	USD	1,550	$1,442,503
Santander Drive Auto Receivables Trust:
Series 2014-3, Class C, 2.13%, 8/17/20		1,500	1,499,913
Series 2014-3, Class D, 2.65%, 8/17/20		5,000	4,998,335
Series 2014-4, Class D, 3.10%, 11/16/20		1,250	1,258,439
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		9,870	10,466,089
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640	5,479,435

			76,549,337
Total Asset-Backed Securities — 9.3%			627,405,723

Common Stocks		Shares
Bermuda — 0.1%
Avance Gas Holding Ltd.		238,744	4,123,630
Tanker Investments Ltd. (c)		294,558	2,969,621

			7,093,251
Denmark — 0.3%
Volkswagen AG, Preference Shares		86,289	18,388,005
Germany — 0.1%
Commerzbank AG		357,689	5,385,573
Luxembourg — 0.1%
Concrete Investment II SCA		21,824	3,774,122
Concrete Investment II SCA-Stapled		21,824	—

			3,774,122
Netherlands — 0.3%
NXP Semiconductor NV (c)		296,780	20,376,915
Switzerland — 0.1%
Holcim Ltd.		90,600	6,417,284
United Kingdom — 0.2%
Barclays PLC	4,400,865		16,952,399
United States — 0.9%
American Capital Agency Corp.		132,000	3,001,680
Apple, Inc.		160,255	17,307,540
Beazer Homes USA, Inc.		14,700	263,571
CBS Outdoor Americas, Inc.		19,914	605,983
Comcast Corp., Class A		181,342	10,037,280
eBay, Inc. (c)		248,675	13,055,438
EMC Corp.		193,728	5,565,805
Freescale Semiconductor Holdings I Ltd.		94,950	1,888,556
KB Home		29,000	456,460
L-3 Communications Holdings, Inc.		31,641	3,843,116
Oracle Corp.		25,800	1,007,490
Vantage Drilling Co.		596,570	577,181
The Western Union Co.		144,378	2,448,651

			60,058,751
Total Common Stocks — 2.1%			138,446,300

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Australia — 0.3%
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)	USD	4,370	$4,523,100
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		9,924	10,196,636
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		8,618	9,005,413

			23,725,149
Barbados — 0.1%
Columbus International, Inc., 7.38%, 3/30/21 (a)		7,265	7,700,900
Brazil — 0.6%
Petrobras Global Finance BV:
4.88%, 3/17/20		8,050	8,180,410
5.38%, 10/01/29	GBP	2,405	3,536,057
6.63%, 1/16/34		6,460	10,286,790
7.25%, 3/17/44	USD	14,735	16,148,971

			38,152,228
British Virgin Islands — 0.0%
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	5,800	952,989
Canada — 0.6%
Air Canada Pass-Through Trust:
6.75%, 10/01/19 (a)	USD	8,000	8,420,000
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		1,923	1,947,214
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,130,565
Barrick Gold Corp., 4.10%, 5/01/23		16,210	15,667,824
New Red Finance, Inc., 6.00%, 4/01/22 (a)		6,590	6,680,613
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		2,160	2,230,200

			38,076,416
Chile — 0.0%
VTR Finance BV, 6.88%, 1/15/24 (a)		2,866	3,009,300
Czech Republic — 0.1%
CE Energy AS, 7.00%, 2/01/21	EUR	5,565	7,196,235
RPG Byty Sro, 6.75%, 5/01/20		952	1,231,269

			8,427,504
Denmark — 4.0%
Bayerische Landesbank, 1.02%, 2/07/19 (b)		3,950	4,563,842
BMBG Bond Finance SCA, 5.08%, 10/15/20 (b)		4,605	5,782,285
Commerzbank AG:
7.75%, 3/16/21		21,400	32,784,245
8.13%, 9/19/23 (a)	USD	7,614	8,801,023
Fresenius Finance BV, 3.00%, 2/01/21	EUR	17,980	23,848,583
FTE Verwaltungs GmbH, 9.00%, 7/15/20		4,980	6,683,768
HSH Nordbank AG:
7.25% (d)	USD	13,577	5,539,416
1.00%, 2/14/17 (b)		16,807	17,686,535
1.04%, 2/14/17 (b)		16,875	17,736,947
Mahle GmbH, 2.50%, 5/14/21	EUR	5,700	7,276,391
Volkswagen International Finance NV:
5.50%, 11/09/15 (e)		93,100	121,486,522
5.50%, 11/09/15 (a)(e)		4,200	5,568,280
Xefin Lux SCA, 3.91%, 6/01/19 (b)		12,605	15,657,723

			273,415,560
Finland — 0.1%
Citycon Oyj, 3.75%, 6/24/20		6,380	8,875,387
France — 2.4%
3AB Optique Developement SAS, 5.63%, 4/15/19		6,360	7,451,973

Corporate Bonds		Par (000)	Value
France (concluded)
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	2,790	$2,835,337
6.75%, 11/15/20 (a)		5,790	5,963,700
AXA SA, 3.88% (b)(d)	EUR	10,525	13,072,952
BNP Paribas SA, 2.63%, 10/14/27		20,775	25,940,334
Credit Agricole SA, 3.88%, 4/15/24 (a)	USD	19,025	19,504,601
Kerneos Tech Group SAS:
4.92%, 3/01/21 (b)	EUR	2,336	2,889,299
5.75%, 3/01/21		3,048	3,800,499
Lion/Seneca France 2, 7.88%, 4/15/19		9,210	10,401,775
Numericable Group SA:
4.88%, 5/15/19 (a)	USD	7,500	7,481,250
5.38%, 5/15/22	EUR	7,292	9,489,222
5.63%, 5/15/24		5,492	7,123,172
6.25%, 5/15/24 (a)	USD	4,305	4,428,769
Orange SA:
4.00% (b)(d)	EUR	3,450	4,382,809
5.00% (b)(d)		7,225	9,247,301
Plastic Omnium SA, 2.88%, 5/29/20		12,800	16,894,126
SGD Group SAS, 5.63%, 5/15/19		5,081	6,110,138
THOM Europe SAS, 7.38%, 7/15/19		6,470	7,560,590

			164,577,847
Germany — 0.4%
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20		2,787	3,693,345
Pfleiderer GmbH, 7.88%, 8/01/19		3,601	4,354,647
Trionista Holdco GmbH, 5.00%, 4/30/20		1,688	2,183,639
TUI AG, 5.00%, 10/01/19		1,900	2,436,259
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23		1,020	1,362,893
5.63%, 4/15/23		2,526	3,434,517
6.25%, 1/15/29		5,929	8,284,358

			25,749,658
Guernsey — 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.25%, 5/30/23 (a)	USD	4,163	4,381,436
Hong Kong — 0.0%
King Power Capital Ltd., 5.63%, 11/03/24		1,200	1,223,220
India — 0.0%
Tata Motors Ltd., 4.63%, 4/30/20		1,800	1,833,300
Ireland — 1.9%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	22,205	28,712,093
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		8,159	9,971,486
Bank of Ireland:
3.25%, 1/15/19		32,528	42,951,765
4.25%, 6/11/24 (b)		25,892	31,959,824
DEPFA Bank PLC, 0.78%, 12/15/15 (b)		13,960	16,619,256

			130,214,424
Italy — 6.1%
A2A SpA, 4.38%, 1/10/21		3,000	4,341,220
Astaldi SpA, 7.13%, 12/01/20		6,577	8,626,264
Banca Monte dei Paschi di Siena SpA:
2.88%, 4/16/21		19,675	26,938,692
2.88%, 7/16/24		16,600	22,283,325
Banco Popolare SC, 3.50%, 3/14/19		12,075	15,708,440
Buzzi Unicem SpA, 1.38%, 7/17/19 (e)		3,800	4,928,633
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		10,725	13,486,252
FGA Capital Ireland PLC, 2.63%, 4/17/19		6,950	8,944,536
Intesa Sanpaolo SpA, 3.50%, 1/17/22		10,630	15,008,896

4	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Italy (concluded)
IVS F. SpA, 7.13%, 4/01/20	EUR	955	$1,229,668
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	2,205	2,364,863
7.38%, 7/15/39 (a)		6,850	7,124,000
6.25%, 1/15/40 (a)		9,890	9,420,225
Mediobanca SpA, 2.25%, 3/18/19	EUR	14,625	19,172,369
Rhino Bondco SpA, 7.25%, 11/15/20		6,690	8,424,040
Snai SpA, 7.63%, 6/15/18		2,475	3,065,800
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,733	6,800,330
6.00%, 9/30/34		5,657	5,572,145
7.72%, 6/04/38		3,875	4,378,750
Telecom Italia Finance SA:
6.13%, 11/15/16 (e)	EUR	33,600	50,779,584
7.75%, 1/24/33		13,060	21,184,306
Telecom Italia SpA:
4.50%, 1/25/21		14,755	19,884,072
5.88%, 5/19/23	GBP	5,650	9,439,474
UniCredit SpA:
6.75% (b)(d)	EUR	2,750	3,335,537
3.25%, 1/14/21		22,694	31,345,414
6.95%, 10/31/22		2,920	4,293,273
5.75%, 10/28/25 (b)		23,290	31,533,362
Unione di Banche Italiane SCpA, 2.88%, 2/18/19		15,000	20,090,289
Wind Acquisition Finance SA:
4.00%, 7/15/20		17,261	21,306,138
4.08%, 7/15/20 (b)		6,740	8,296,301

			409,306,198
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	2,735	2,762,350
Jersey — 0.1%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,570	4,696,801
Luxembourg — 1.4%
Aguila 3 SA, 7.88%, 1/31/18 (a)		3,310	3,318,275
Altice Financing SA, 6.50%, 1/15/22 (a)		3,975	4,084,313
Altice SA:
7.25%, 5/15/22		16,240	21,012,544
7.75%, 5/15/22 (a)	USD	4,405	4,625,250
Aperam, 0.63%, 7/08/21 (e)		11,600	11,130,200
Grand City Properties SA, 2.00%, 10/29/21	EUR	15,800	18,933,508
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20	USD	5,185	5,168,252
3.55%, 11/01/24		8,600	8,485,998
4.65%, 11/01/44		1,460	1,450,525
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	1,690	1,948,078
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		8,770	11,580,831
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,092	1,440,663
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22		957	1,298,202

			94,476,639
Mexico — 0.6%
Cemex Finance LLC, 5.25%, 4/01/21		16,502	21,279,161
Cemex SAB de CV:
5.25%, 1/11/22		10,795	13,460,100
5.70%, 1/11/25 (a)	USD	6,705	6,568,889

			41,308,150
Netherlands — 1.1%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	3,612	5,160,499

Corporate Bonds		Par (000)	Value
Netherlands (concluded)
Achmea Hypotheekbank NV, 2.75%, 2/18/21	EUR	8,100	$11,016,260
Hema Bondco I BV:
5.33%, 6/15/19 (b)		9,855	10,682,559
6.25%, 6/15/19		3,788	4,179,669
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)	USD	12,510	12,603,825
5.75%, 2/15/21 (a)		3,300	3,481,500
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	6,574	7,993,112
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(f)	USD	3,202	3,314,070
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (f)	EUR	4,844	6,267,535
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(f)	USD	4,069	4,323,313
Selecta Group BV, 6.50%, 6/15/20	EUR	334	389,253
TMF Group Holding BV, 9.88%, 12/01/19		2,510	3,193,213

			72,604,808
Poland — 0.2%
Play Finance 1 SA, 6.50%, 8/01/19		5,065	6,632,821
Play Finance 2 SA, 5.25%, 2/01/19		3,490	4,515,627

			11,148,448
Portugal — 1.2%
Banco Espirito Santo SA:
2.63%, 5/08/17		6,100	6,895,074
4.75%, 1/15/18		18,300	21,900,650
4.00%, 1/21/19		9,800	11,439,617
Caixa Geral de Depositos SA, 5.63%, 12/04/15		1,600	2,092,096
Galp Energia SGPS SA:
4.13%, 1/25/19		9,500	12,604,325
3.00%, 1/14/21		18,800	23,590,997

			78,522,759
Spain — 5.1%
Aldesa Financial Services SA, 7.25%, 4/01/21		2,873	3,501,288
AyT Cedulas Cajas Global:
4.00%, 3/24/21		4,200	6,194,309
4.75%, 5/25/27		800	1,261,664
AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25		14,100	20,588,555
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(d)		13,400	17,224,589
Banco Santander SA, 6.25% (b)(d)		6,000	7,374,904
Bankia SA:
3.50%, 1/17/19		39,900	54,088,078
4.00%, 5/22/24 (b)		56,200	69,194,476
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)		4,245	5,585,596
BPE Financiaciones SA:
2.88%, 5/19/16		16,200	20,708,488
2.50%, 2/01/17		19,800	25,283,527
CaixaBank SA:
4.50%, 11/22/16 (e)		12,000	14,097,921
3.13%, 5/14/18		3,900	5,295,807
5.00%, 11/14/23 (b)		17,700	24,044,088
Cedulas TDA, 4.25%, 3/28/27		1,400	2,128,395
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 4/10/21		3,700	5,494,012
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		6,800	10,128,718
4.25%, 4/10/31		3,000	4,547,087
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		8,070	10,341,460

BLACKROCK FUNDS	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Spain (concluded)
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	9,086	$11,443,038
Telefonica SA, 6.00%, 7/24/17 (e)		18,500	24,435,143

			342,961,143
Switzerland — 0.9%
Credit Suisse AG, 5.75%, 9/18/25 (b)		2,950	4,112,307
Credit Suisse Group AG, 6.25% (a)(b)(d)	USD	17,450	16,970,125
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	4,456	5,753,784
UBS AG:
4.75%, 5/22/23 (b)	USD	3,340	3,377,575
5.10%, 5/15/24		13,800	13,834,500
4.75%, 2/12/26 (b)	EUR	11,150	14,728,189

			58,776,480
United Kingdom — 3.5%
AA Bond Co. Ltd.:
3.78%, 7/31/19	GBP	5,150	8,443,144
9.50%, 7/31/19		2,430	4,279,867
4.25%, 7/31/20		2,850	4,726,673
6.27%, 7/31/25		7,055	13,321,911
Annington Finance No. 4 PLC, 1.53%, 1/10/23 (b)		872	1,382,883
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (f)		5,908	11,719,580
Barclays Bank PLC, 7.63%, 11/21/22	USD	3,169	3,452,229
Boparan Finance PLC, 5.50%, 7/15/21	GBP	500	723,861
British Sky Broadcasting Group PLC, 1.70%, 9/15/21	EUR	11,955	15,032,477
Coventry Building Society, 6.38% (b)(d)	GBP	3,600	5,631,623
Debenhams PLC, 5.25%, 7/15/21		1,425	2,154,187
Enterprise Funding Ltd., 3.50%, 9/10/20 (e)		4,600	7,546,232
House of Fraser Funding PLC, 8.88%, 8/15/18		1,189	1,997,137
IDH Finance PLC, 6.00%, 12/01/18		4,790	7,574,410
International Consolidated Airlines Group SA, 1.75%, 5/31/18 (e)	EUR	9,100	15,504,405
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	3,520	6,179,934
Lloyds Banking Group PLC:
6.38% (b)(d)	EUR	15,614	20,202,578
4.50%, 11/04/24	USD	20,185	20,201,209
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	1,060	1,783,565
Pension Insurance Corp. PLC, 6.50%, 7/03/24		2,925	4,631,469
Premier Foods Finance PLC, 6.50%, 3/15/21		481	691,861
Priory Group No. 3 PLC, 7.00%, 2/15/18		2,244	3,746,725
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 6/30/22		946	1,603,999
Series A6, 5.94%, 12/30/24		3,963	6,387,130
Punch Taverns Finance PLC, 6.06%, 10/15/27 (a)(b)		10,514	16,482,789
R&R Ice Cream PLC, 5.50%, 5/15/20		135	209,480
The Unique Pub Finance Co. PLC:
7.40%, 3/28/24		3,366	5,573,026
Series 2012-02, Class A4, 5.66%, 6/30/27		10,786	17,357,652
Series 2012-99, Class A3, 6.54%, 3/30/21		3,482	5,848,503
Vougeot Bidco PLC, 7.88%, 7/15/20		6,659	10,652,995
Voyage Care BondCo PLC:
6.50%, 8/01/18		1,126	1,823,770
11.00%, 2/01/19		5,000	8,678,335

			235,545,639

Corporate Bonds		Par (000)	Value
United States — 20.1%
Actavis Funding SCS:
3.85%, 6/15/24 (a)	USD	17,150	$16,692,112
4.85%, 6/15/44 (a)		1,681	1,585,149
Actavis, Inc., 3.25%, 10/01/22		8,850	8,502,558
The ADT Corp.:
4.13%, 4/15/19		6,243	6,188,374
3.50%, 7/15/22		1,492	1,335,340
Advanced Micro Devices, Inc., 6.75%, 3/01/19		1,315	1,242,675
AECOM Technology Corp.:
5.75%, 10/15/22 (a)		3,942	4,148,955
5.88%, 10/15/24 (a)		2,475	2,617,313
Ally Financial, Inc.:
5.13%, 9/30/24		4,025	4,186,000
8.00%, 11/01/31		2,441	3,106,173
American Airlines Pass-Through Trust:
6.98%, 5/23/21		13,393	14,196,820
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		3,713	3,945,121
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,626,980
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,510	34,515,300
American Capital Ltd., 6.50%, 9/15/18 (a)		10,775	11,152,125
American Energy-Permian Basin LLC/AEPB Finance Corp., 7.13%, 11/01/20 (a)		2,580	2,231,700
American International Group, Inc., 4.13%, 2/15/24		10,000	10,531,660
AmSurg Corp., 5.63%, 7/15/22 (a)		8,133	8,426,805
Anadarko Petroleum Corp., 0.00%, 10/10/36 (g)		91,630	34,704,863
Anixter, Inc., 5.13%, 10/01/21		10,000	10,148,750
AT&T, Inc., 0.00%, 11/27/22 (a)(g)		50,000	38,316,100
BAE Systems Holdings, Inc., 3.80%, 10/07/24 (a)		3,862	3,887,377
Bank of America Corp.:
5.13% (b)(d)		14,875	14,428,750
6.25% (b)(d)		35,685	35,640,394
6.50% (b)(d)		20,000	20,550,000
Beazer Homes USA, Inc., 5.75%, 6/15/19		3,750	3,590,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS, 6.00%, 6/15/17 (a)		2,995	2,987,513
Blackstone CQP Holdco LP, 9.30%, 3/31/19		9,674	9,770,433
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		2,734	2,617,805
Brocade Communications Systems, Inc., 4.63%, 1/15/23		2,100	2,046,710
Building Materials Corp. of America, 5.38%, 11/15/24 (a)		7,590	7,608,975
Burlington Northern Santa Fe LLC, 4.90%, 4/01/44		16,500	17,757,283
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		5,459	4,121,545
California Resources Corp.:
5.50%, 9/15/21 (a)		7,000	7,140,000
6.00%, 11/15/24 (a)		2,218	2,262,360
Calpine Corp.:
5.38%, 1/15/23		8,581	8,666,810
5.75%, 1/15/25		9,078	9,191,475
CCOH Safari LLC:
5.50%, 12/01/22		4,041	4,081,410
5.75%, 12/01/24		8,117	8,162,658

6	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
CDK Global, Inc., 4.50%, 10/15/24 (a)	USD	9,000	$8,960,580
Celanese U.S. Holdings LLC, 3.25%, 10/15/19	EUR	4,890	6,248,616
Ceridian Corp., 8.88%, 7/15/19 (a)	USD	3,252	3,593,460
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (a)		3,805	3,805,000
CIT Group, Inc., 5.50%, 2/15/19 (a)		783	835,363
CITIC Ltd., 6.80%, 1/17/23		1,500	1,732,560
Citigroup, Inc.:
5.90% (b)(d)		7,374	7,337,130
2.20%, 9/10/26	EUR	12,602	15,927,517
Commscope, Inc.:
5.00%, 6/15/21 (a)	USD	1,171	1,168,073
5.50%, 6/15/24 (a)		1,203	1,216,534
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)		3,208	3,256,120
Constellation Brands, Inc., 3.88%, 11/15/19		2,834	2,876,510
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,651	2,664,149
Series 2012-2, Class B, 5.50%, 4/29/22		906	958,075
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,747,500
DR Horton, Inc., 3.75%, 3/01/19		7,175	7,183,969
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (a)		9,980	10,329,300
7.38%, 11/01/22 (a)		9,895	10,463,963
Enterprise Products Operating LLC:
2.55%, 10/15/19		3,715	3,715,208
3.75%, 2/15/25		3,235	3,254,028
4.85%, 3/15/44		1,380	1,421,201
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		7,000	7,223,160
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		23,250	24,913,607
Frontier Communications Corp., 6.25%, 9/15/21		3,810	3,936,206
Gannett Co., Inc.:
4.88%, 9/15/21 (a)		5,890	5,934,175
5.50%, 9/15/24 (a)		3,075	3,174,937
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,500	1,748,142
General Motors Financial Co., Inc., 4.75%, 8/15/17	USD	4,400	4,697,000
Genworth Holdings, Inc., 7.20%, 2/15/21		14,408	17,005,489
The Goldman Sachs Group, Inc.:
2.55%, 10/23/19		41,780	41,512,232
4.25%, 1/29/26	GBP	13,243	22,133,133
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (a)		2,415	2,427,075
Halcon Resources Corp., 8.88%, 5/15/21		14,991	12,292,620
HCA, Inc.:
4.25%, 10/15/19		10,185	10,350,506
5.25%, 4/15/25		9,305	9,642,306
HD Supply, Inc.:
8.13%, 4/15/19		1,663	1,796,040
11.00%, 4/15/20		2,620	3,006,450
7.50%, 7/15/20		1,999	2,128,935
Hebei Iron & Steel Co. Ltd., 2.75%, 10/20/17		1,500	1,493,232
Hospira, Inc.:
5.20%, 8/12/20		7,720	8,354,314
5.80%, 8/12/23		7,000	7,743,729
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22		2,186	2,246,115
iStar Financial, Inc.:
4.00%, 11/01/17		1,920	1,901,760
5.00%, 7/01/19		1,345	1,338,275
Jabil Circuit, Inc., 5.63%, 12/15/20		5,430	5,810,100
Jefferies Group LLC, 6.50%, 1/20/43		9,591	10,747,166

Corporate Bonds		Par (000)	Value
United States (continued)
JPMorgan Chase & Co.:
5.00% (b)(d)	USD	10,000	$9,837,500
6.10% (b)(d)		8,160	8,180,400
6.13% (b)(d)		10,990	10,962,525
3.88%, 9/10/24 (h)		50,000	49,674,650
Keysight Technologies, Inc., 4.55%, 10/30/24 (a)		4,960	4,957,823
Kinder Morgan Energy Partners LP:
4.25%, 9/01/24		20,000	19,912,060
5.00%, 3/01/43		5,290	4,879,792
5.40%, 9/01/44		1,800	1,763,208
Kinder Morgan, Inc., 7.75%, 1/15/32		3,795	4,743,750
KLA-Tencor Corp., 4.65%, 11/01/24		34,455	34,565,911
L-3 Communications Corp., 3.95%, 5/28/24		12,875	12,905,359
Level 3 Financing, Inc., 6.13%, 1/15/21 (a)		8,108	8,503,265
Micron Technology, Inc., 5.50%, 2/01/25 (a)		14,130	14,306,625
Morgan Stanley:
5.45% (b)(d)		26,340	26,463,482
2.38%, 3/31/21	EUR	15,200	20,227,873
3.70%, 10/23/24	USD	29,420	29,359,101
4.35%, 9/08/26		31,280	31,364,925
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	8,955,648
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		3,954	3,973,770
QVC, Inc.:
3.13%, 4/01/19		3,420	3,437,657
4.85%, 4/01/24		13,281	13,450,718
Radian Group, Inc., 5.50%, 6/01/19		15,000	15,375,000
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,265	2,457,525
Red Hat, Inc., 0.25%, 10/01/19 (a)(e)		2,500	2,695,313
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		2,500	2,550,000
Reynolds American, Inc., 4.75%, 11/01/42		28,267	27,288,990
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		4,881	5,095,764
RSP Permian, Inc., 6.63%, 10/01/22 (a)		3,130	3,121,549
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,150	4,347,125
6.25%, 3/15/22 (a)		2,628	2,831,670
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	2,954,737
Sanchez Energy Corp., 6.13%, 1/15/23 (a)		3,986	3,796,665
SBA Communications Corp., 4.88%, 7/15/22 (a)		4,425	4,358,072
Seagate HDD Cayman, 4.75%, 1/01/25 (a)		19,760	19,982,300
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		2,339	2,751,249
Sprint Corp.:
7.88%, 9/15/23 (a)		8,830	9,558,475
7.13%, 6/15/24 (a)		2,655	2,728,013
Steel Dynamics, Inc., 5.13%, 10/01/21 (a)		4,100	4,243,500
Tenet Healthcare Corp.:
5.00%, 3/01/19 (a)		1,812	1,814,265
6.00%, 10/01/20		3,227	3,469,025
8.13%, 4/01/22		5,385	6,172,556
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)		2,003	2,073,105
TIBCO Software, Inc., 2.25%, 5/01/32 (e)		3,890	3,858,394
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,395	2,523,731
6.73%, 4/28/22		1,190	1,258,425
6.00%, 3/01/23		1,342	1,382,260
6.50%, 1/15/24		2,310	2,419,725
6.38%, 3/01/25		5,775	5,933,813

BLACKROCK FUNDS	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (concluded)
TransDigm, Inc.:
6.00%, 7/15/22	USD	3,770	$3,812,413
6.50%, 7/15/24		3,690	3,800,700
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		895	991,724
Series 2012-2, Class B, 6.75%, 12/03/22		2,878	3,065,275
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	12,928,000
Series 2013-1, Class B, 5.38%, 11/15/21		7,000	7,122,500
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		1,882	1,863,180
Union Pacific Railroad Co. Pass Through Trust, 3.23%, 5/14/26		8,080	8,074,732
United Airlines Pass Through Trust, 4.63%, 9/03/22		8,940	8,671,800
United Airlines Pass-Through Trust, 4.30%, 2/15/27		5,950	6,143,375
Valeant Pharmaceuticals International, 6.75%, 8/15/18 (a)		5,664	6,025,080
Verizon Communications, Inc., 4.40%, 11/01/34		12,135	11,850,155
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	2,732	4,567,465
Wells Fargo & Co., 3.30%, 9/09/24	USD	32,780	32,697,296
Weyerhaeuser Real Estate Co.:
4.38%, 6/15/19 (a)		3,235	3,218,825
5.88%, 6/15/24 (a)		2,195	2,238,900
The Williams Cos., Inc.:
4.55%, 6/24/24		31,165	30,532,724
7.50%, 1/15/31		5,447	6,235,884
8.75%, 3/15/32		9,553	12,166,882
5.75%, 6/24/44		6,890	6,578,420
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		6,189	6,684,120
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)		2,000	2,083,760

			1,360,985,054
Venezuela — 0.1%
Petroleos de Venezuela SA:
5.25%, 4/12/17		4,700	3,116,100
6.00%, 11/15/26		4,200	2,053,800

			5,169,900
Total Corporate Bonds — 51.0%			3,448,579,687

Floating Rate Loan Interests
Australia — 0.0%
FMG Resources August 2006 Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/30/19		335	326,048
Canada — 0.0%
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		130	123,329
Cayman Islands — 0.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.A R.L.), Term Loan, 3.75%, 5/06/21		13,691	13,641,127
Denmark — 0.3%
Nassa Midco AS, Facility B (EUR) Term Loan, 4.25%, 7/09/21	EUR	18,950	23,420,641
France — 0.2%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		12,280	15,399,898

Floating Rate Loan Interests		Par (000)	Value
Germany — 0.5%
Deutsche Raststatten Gruppe IV GmbH, Facility B - 2nd Amended, 3.58%, 12/10/19	EUR	8,875	$11,105,233
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Term B Loan, 4.25%, 5/15/20		11,420	14,319,972
IVG Immobilien AG:
Facility A-1 Loan, 4.75%, 6/02/17		2,044	2,561,506
Facility A-2 Loan, 4.75%, 6/02/17		3,011	3,773,008

			31,759,719
Ireland — 0.5%
CVC Cordatus Loan Fund IV Ltd., Term Loan, 0.08%, 7/17/15		27,000	33,327,485
Italy — 0.2%
Sit SpA, Medium-Term Facility B Loan, 5.50%, 4/30/20		12,000	14,737,027
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	1,196	1,185,179
IVG Immobilien AG:
Facility A2, 4.75%, 6/02/17	EUR	39	48,942
Facility A3, 2.16%, 6/02/17		10	12,064
Tranche B, 0.16%, 6/02/17		100	125,672
Tranche C, 0.16%, 6/02/17		100	125,672
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21	USD	3,522	3,486,196
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		860	849,006
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		320	309,600
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,624	2,554,633

			8,696,964
Netherlands — 0.9%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		4,725	4,684,649
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		6,430	6,488,963
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		755	715,310
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/23/21	EUR	31,730	39,322,233
Tronox Pigments BV, New Term Loan, 4.00%, 3/19/20	USD	383	379,268
Ziggo BV, EUR B1 Facility, 3.50%, 1/15/22	EUR	8,158	10,063,457

			61,653,880
Spain — 0.3%
Gas Natural Fenosa Telecoms, Term Loan B, 5.02%, 7/30/21		14,570	18,075,790
United Kingdom — 1.1%
Bestway UK Holdco Ltd., Term B Loan, 5.31%, 10/01/21	GBP	13,140	21,030,476
Bureau van Dijk Electronic Publishing BV, GBP Term Loan, 5.22%, 9/15/21		5,250	8,341,699
Ceva Group PLC (FKA Louis No. 1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	719	681,719
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,041	986,634
Iglo Foods Midco Ltd., Facility B2, 5.26%, 6/30/20	GBP	9,517	14,769,986

8	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United Kingdom (concluded)
Saga Mid Co. Ltd., Term A Loan, 3.75%, 4/25/19	GBP	9,080	$13,617,387
Virgin Media Investment Holdings Ltd.:
Term E Loan, 4.25%, 6/30/23		7,970	12,646,537
B Facility, 3.50%, 6/07/20	USD	515	507,419

			72,581,857
United States — 5.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, 4.00%, 12/13/19		943	925,444
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		2,640	2,638,722
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,505	4,462,043
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		251	247,854
Alliant Holdings I, LLC, Initial Term Loan, 4.25%, 12/20/19		452	449,054
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21		3,636	3,588,917
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,302	1,271,478
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Term Loan B, 3.50%, 8/22/17		215	212,658
American Energy - Marcellus LLC, Initial Loan (Second Lien), 8.50%, 8/04/21		12,577	11,979,274
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		975	956,427
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		4,229	4,182,953
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		1,708	1,700,360
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		195	188,663
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		1,147	1,127,637
B.C. Unlimited Liability Co./New Red Finance, Inc. (FKA Burger King/Tim Horton’s), Term B Loan, 4.50%, 10/27/21		9,990	9,979,810
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		2,435	2,424,327
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		2,313	2,271,086
Biomet, Inc., Dollar Term B-2 Loan, 3.65%, 7/25/17		1,701	1,695,827
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,406	1,390,500
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		1,124	1,110,831
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,788	2,748,090
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		4,595	4,563,005
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.00%, 1/30/20		2,599	2,564,328
Bureau van Dijk Electronic Publishing BV, Term Loan, 4.19%, 9/17/21	EUR	9,195	11,510,717
Caesars Entertainment Operating Company, Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.99%, 3/01/17	USD	4,441	3,973,996
Term B-7 Loan, 9.75%, 1/28/18		11,834	10,916,815

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	10,097	$9,615,349
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,752	1,725,991
Catalent Pharma Solutions, Inc. (FKA Cardinal Health, Inc.), Dollar Term Loan, 4.50%, 5/20/21		3,491	3,483,988
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		462	453,694
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		8,990	8,994,320
Ceridian Corp.:
2014 New Replacement U.S. Term B-1 Loan, 4.12%, 5/09/17		1,061	1,059,894
2014 New Replacement U.S. Term B-2 Loan, 4.50%, 5/09/17		1,107	1,097,195
Charter Communications Operating LLC, Term G Loan, 4.25%, 9/10/21		16,950	17,055,937
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		7,062	7,063,827
Connolly Intermediate, Inc., Initial Term Loan (First Lien), 5.00%, 5/14/21		3,940	3,915,499
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		2,271	2,202,879
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,727	2,702,439
Dell International LLC, Term C Loan, 3.75%, 10/29/18		15,000	14,873,850
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		176	174,569
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,170	1,162,148
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		3,665	3,655,837
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		980	973,062
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		1,906	1,886,544
First Data Corp.:
2018 New Dollar Term Loan, 3.65%, 3/23/18		16,340	16,176,600
2018B Second New Term Loan, 3.65%, 9/24/18		1,005	994,950
2021 New Dollar Term Loan, 4.15%, 3/24/21		855	849,126
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		1,039	1,024,020
Tranche B-5 Term Loan, 5.00%, 1/15/21		1,203	1,200,059
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		1,675	1,650,399
Gates Global LLC:
Initial Dollar Term Loan, 4.25%, 7/05/21		8,965	8,852,937
Initial Euro Term Loan, 4.25%, 7/05/21	EUR	6,345	7,924,750
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/29/20	USD	1,270	1,243,135
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		9,025	8,903,359
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,407	1,392,003
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		10,645	10,532,742
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		8,407	8,296,232

BLACKROCK FUNDS	OCTOBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Infor U.S., Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20	USD	2,847	$2,806,452
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		4,838	4,835,456
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		5,831	5,625,197
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		9,012	8,939,220
Las Vegas Sands, LLC, Term B Loan, 3.25%, 12/19/20		5,360	5,340,903
Level 3 Financing, Inc.:
Term B-5 Loan, 4.50%, 1/31/22		11,885	11,933,253
Tranche B 2020 Term Loan, 4.00%, 1/15/20		405	402,975
Macdermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		1,136	1,111,016
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		835	824,686
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,310	1,285,696
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		3,232	3,187,965
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		177	172,877
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.56%, 9/10/18		369	351,328
Term B757-200 Loan, 1.56%, 9/10/18		367	348,792
Term B757-300 Loan, 2.18%, 3/10/17		376	363,819
Term B757-300 Loan, 2.18%, 3/10/17		374	362,743
Term B757-300 Loan, 1.56%, 9/10/18		364	346,255
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		257	232,867
Onex Carestream Finance LP, Term Loan (Second Lien), 9.50%, 12/07/19		263	260,082
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 4.75%, 6/30/21		3,741	3,699,478
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		2,284	2,248,002
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		5,377	5,261,777
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		196	194,570
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		1,125	1,112,343
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.25%, 4/29/20		1,356	1,329,906
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.01%, 10/10/16		6	6,013
Republic of Ghana, 1/18/26		1,180	1,187,375
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,378	2,343,382
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	361,800
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		406	388,016
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,509	1,434,771
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		8,655	8,570,268
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,378	4,329,540
Surgery Center Holdings, Inc., Term Loan, 5.25%, 7/24/20		2,219	2,214,886

Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Toys ’R’ U.S.-Delaware, Inc.:
Term B-3 Loan, 5.25%, 5/25/18	USD	44	$35,094
Term B-4 Loan, 9.75%, 4/24/20		135	107,455
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		11,160	11,146,050
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		323	319,816
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		6,580	6,508,364
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	141,585
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,598	2,555,078

			344,445,301
Total Floating Rate Loan Interests — 9.4%			638,189,066

Foreign Government Obligations
Croatia — 0.1%
Republic of Croatia, 3.88%, 5/30/22	EUR	3,700	4,688,812
Hungary — 0.1%
Hungary Government International Bond, 5.38%, 3/25/24	USD	4,500	4,815,450
Indonesia — 0.1%
Republic of Indonesia:
2.88%, 7/08/21	EUR	3,700	4,706,199
6.75%, 1/15/44	USD	4,100	5,027,625

			9,733,824
Italy — 0.1%
Buoni Poliennali Del Tesoro, 5.50%, 11/01/22	EUR	4,910	7,706,335
Portugal — 0.4%
Republic of Portugal:
3.50%, 3/25/15	USD	11,800	11,913,292
5.13%, 10/15/24		12,875	13,259,911

			25,173,203
Romania — 0.1%
Republic of Romanian, 3.63%, 4/24/24	EUR	3,500	4,679,620
Russia — 0.1%
Russia Federation, 7.50%, 3/31/30 (i)	USD	8,777	9,957,419
Serbia — 0.1%
Republic of Serbia, 5.88%, 12/03/18		4,600	4,873,148
Slovenia — 0.1%
Republic of Slovenia, 4.63%, 9/09/24	EUR	3,400	4,916,854
Spain — 0.0%
Kingdom of Spain, 3.75%, 10/31/18		772	1,076,886
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26	USD	4,100	3,005,300
Total Foreign Government Obligations — 1.2%			80,626,851

Investment Companies		Shares
Industrial Select Sector SPDR Fund		56,500	3,119,930
Alerian MLP ETF		238,000	4,422,040
Total Investment Companies — 0.1%			7,541,970

10	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
United Kingdom — 0.3%
Gemgarto, Series 2012-1, Class A1, 3.51%, 5/14/45 (b)	GBP	202	$330,374
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.21%, 12/20/54 (b)	EUR	3,114	3,883,135
Series 2007-2, Class 3A2, 0.19%, 12/17/54 (b)		3,395	4,234,233
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.19%, 12/22/54 (b)	GBP	890	1,466,140
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.41%, 1/15/39 (b)	USD	6,276	5,858,839
Residential Mortgage Securities PLC, Series 2012-26, Class A1, 2.78%, 2/14/41 (b)	GBP	965	1,603,535
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.87%, 6/21/55 (b)		472	765,529

			18,141,785
Commercial Mortgage-Backed Securities — 0.5%
Ireland — 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.33%, 8/27/24	EUR	3,704	4,843,248

			4,843,248
United States — 0.4%
COMM PAT Mortgage Trust:
Series 2014-PAT, Class E, 3.30%, 8/15/27 (a)(b)	USD	1,000	990,219
Series 2014-PAT, Class F, 2.59%, 8/15/27 (a)(b)		2,000	1,882,567
Series 2014-PAT, Class G, 1.74%, 8/15/27 (a)(b)		2,000	1,743,842
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class AJ, 6.10%, 9/15/39 (b)		3,300	3,461,208
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		1,000	1,007,498
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		4,673	4,760,876
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ, 5.48%, 2/15/40		11,270	11,728,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.14%, 2/15/51 (b)		5,211	5,477,407

			31,052,227
Total Non-Agency Mortgage-Backed Securities — 0.8%			54,037,260

Preferred Securities
Capital Trusts
Belgium — 0.1%
Solvay Finance SA, 4.20% (b)(d)	EUR	3,060	3,970,764
France — 0.3%
Electricite de France SA:
5.00% (b)(d)		7,700	10,602,107
5.88% (b)(d)	GBP	7,300	12,217,855

			22,819,962
Italy — 0.0%
Enel SpA, 5.00%, 1/15/75 (b)	EUR	2,720	3,592,115

Preferred Securities		Par (000)	Value
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (b)(d)	USD	6,600	$7,133,280
Banco Popular Espanol SA, 11.50% (b)(d)	EUR	13,300	19,062,739

			26,196,019
United Kingdom — 0.5%
Barclays Bank PLC:
8.00% (b)(d)		12,785	16,622,310
8.25% (b)(d)	USD	10,230	10,562,475
HBOS Capital Funding LP, 6.85% (d)		4,341	4,356,193

			31,540,978
United States — 1.9%
Citigroup, Inc., 5.95% (b)(d)		9,206	9,148,463
Fifth Third Bancorp, 5.10% (b)(d)		20,000	18,900,000
ING U.S., Inc., 5.65%, 5/15/53 (b)		46,090	46,090,000
JPMorgan Chase & Co., 6.75% (b)(d)		25,341	26,699,278
NBCUniversal Enterprise, Inc., 5.25% (a)(d)		4,000	4,166,772
State Street Capital Trust IV, 1.23%, 6/15/37 (b)		28,665	24,436,913

			129,441,426
Total Capital Trusts — 3.2%			217,561,264

Preferred Stocks		Shares
Netherlands — 0.3%
RBS Capital Funding Trust V, 5.90% (d)		72,103	1,723,262
RBS Capital Funding Trust VI, 6.25% (d)		151,363	3,661,471
RBS Capital Funding Trust VII, Series G, 6.08% (d)		728,691	17,627,035

			23,011,768
United Kingdom — 0.1%
Royal Bank of Scotland Group PLC,:
6.13% (d)		19,117	459,573
6.60% (d)		95,580	2,372,296

			2,831,869
United States — 1.9%
Citigroup, Inc., 6.88% (d)		1,900,000	50,844,000
The Goldman Sachs Group, Inc.,:
5.50% (d)		660,450	15,804,569
6.38% (d)		783,000	19,888,200
SCE Trust III, 5.75% (d)		80,000	2,163,200
United Technologies Corp., 7.50%, 8/01/15		194,935	11,378,356
Wells Fargo & Co., 5.85% (d)		1,051,500	27,296,940

			127,375,265
Total Preferred Stocks — 2.3%			153,218,902
Total Preferred Securities — 5.5%			370,780,166

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bonds, 3.38%, 5/15/44 (h)	USD	41,671	44,207,055
U.S. Treasury Notes:
1.00%, 9/15/17		3,940	3,952,005
0.88%, 10/15/17		73,596	73,492,743
1.50%, 10/31/19		93,999	93,376,221
Total U.S. Treasury Obligations — 3.2%			215,028,024
Total Long-Term Investments (Cost — $5,679,885,116) — 82.6%			5,580,635,047

BLACKROCK FUNDS	OCTOBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 15.9%
Barclays Bank PLC, (5.00)%, Open (Purchased on 9/19/14 to be repurchased at EUR 1,840,832, collateralized by Novo Banco SA, 3.88% due at 1/21/15, original par and fair value of EUR 1,850,000 and $2,300,937, respectively)	EUR	1,872	$2,345,603
Barclays Bank PLC, (2.35)%, Open (Purchased on 9/18/14 to be repurchased at EUR 3,055,747, collateralized by Novo Banco SA, 5.88% due at 11/09/15, original par and fair value of EUR 3,000,000 and $3,649,482, respectively)		3,140	3,935,403
Barclays Bank PLC, (0.30)%, Open (Purchased on 1/22/14 to be repurchased at EUR 3,522,421, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, original par and fair value of EUR 3,250,000 and $4,813,522, respectively)		3,657	4,582,762
Barclays Bank PLC, (0.06)%, Open (Purchased on 7/25/14 to be repurchased at EUR 3,707,335, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, original par and fair value of EUR 3,210,000 and $4,541,402, respectively)		3,723	4,665,749
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/02/14 to be repurchased at $6,537,005, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 6,225,000 and $6,633,111, respectively)	USD	6,739	6,738,563
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/14/14 to be repurchased at $5,381,507, collateralized by Wells Fargo & Co., 5.90% due at open, original par and fair value of USD 5,265,000 and $5,412,947, respectively)		5,581	5,580,900
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/16/14 to be repurchased at $10,406,293, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 10,080,000 and $10,219,568, respectively)		10,508	10,508,400
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/20/14 to be repurchased at $7,937,980, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 7,550,000 and $8,044,978, respectively)		8,182	8,182,313
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/23/14 to be repurchased at $19,244,445, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, original par and fair value of USD 20,000,000 and $19,048,800, respectively)		19,800	19,800,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 9/23/14 to be repurchased at $15,919,348, collateralized by AT&T, Inc., 3.90% due at 3/11/24, original par and fair value of USD 15,720,000 and $16,141,453, respectively)		16,074	16,073,700

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (1.25)%, Open (Purchased on 5/06/14 to be repurchased at $2,084,696, collateralized by Standard Chartered PLC, 5.30% due at 1/09/43, original par and fair value of USD 3,200,000 and $3,310,880, respectively)	USD	3,276	$3,276,000
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 9/22/14 to be repurchased at $9,317,887, collateralized by AT&T, Inc., 3.90% due at 3/11/24, original par and fair value of USD 9,280,000 and $9,528,797, respectively)		9,500	9,500,400
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 10/16/14 to be repurchased at $29,409,636, collateralized by Freeport- McMoRan, Inc., 3.88% due at 3/15/23, original par and fair value of USD 29,496,000 and $29,152,608, respectively)		29,791	29,790,960
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 9/12/14 to be repurchased at EUR 12,213,884, collateralized by Republic of Portugal, 4.75% due at 6/14/19, original par and fair value of EUR 10,115,000 and $14,278,300, respectively)	EUR	12,303	15,417,329
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $2,481,597, collateralized by Motorola Solutions, Inc., 4.00% due at 9/01/24, original par and fair value of USD 2,545,000 and $2,502,216, respectively)	USD	2,507	2,506,825
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $24,546,521, collateralized by Morgan Stanley, 2.38% due at 7/23/19, original par and fair value of USD 24,916,000 and $24,735,434, respectively)		24,667	24,666,840
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $49,831,100, collateralized by Wells Fargo & Co., 2.13% due at 4/22/19, original par and fair value of USD 50,000,000 and $50,002,800, respectively)		50,063	50,062,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/02/14 to be repurchased at $5,386,122, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 5,230,000 and $5,302,414, respectively)		5,439	5,439,200
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/14/14 to be repurchased at $8,421,905, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 8,090,000 and $8,202,014, respectively)		8,505	8,504,613
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/30/14 to be repurchased at $30,498,354, collateralized by Anheuser-Busch InBev Finance, Inc., 3.70% due at 2/01/24, original par and fair value of USD 30,000,000 and $30,875,610, respectively)		30,788	30,787,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/06/13 to be repurchased at $4,925,872, collateralized by International Business Machines Corp., 3.38% due at 8/01/23, original par and fair value of USD 5,000,000 and $5,058,485, respectively)		4,975	4,975,000

12	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/14/14 to be repurchased at $11,311,119, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 12,179,000 and $11,546,691, respectively)	USD	11,418	$11,417,813
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/21/14 to be repurchased at $3,362,648, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 3,640,000 and $3,451,018, respectively)		3,394	3,394,300
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 9/30/14 to be repurchased at $2,657,733, collateralized by Pfizer, Inc., 4.40% due at 5/15/44, original par and fair value of USD 2,670,000 and $2,734,507, respectively)		2,740	2,740,087
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 10/01/14 to be repurchased at $49,533,772, collateralized by Bank of America Corp., 2.65% due at 4/01/19, original par and fair value of USD 50,000,000 and $50,453,850, respectively)		49,875	49,875,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 10/08/14 to be repurchased at $24,901,200, collateralized by Morgan Stanley, 2.38% due at 7/23/19, original par and fair value of USD 25,084,000 and $24,902,216, respectively)		25,084	25,084,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 10/27/14 to be repurchased at $10,989,961, collateralized by Citigroup, Inc., 5.50% due at 9/13/25, original par and fair value of USD 10,000,000 and $11,077,480, respectively)		11,175	11,175,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 10/27/14 to be repurchased at $9,866,584, collateralized by Sysco Corp., 4.50% due at 10/02/44, original par and fair value of USD 10,000,000 and $10,246,450, respectively)		10,338	10,337,500
Credit Suisse Securities (USA) LLC, 0.00%, 12/31/22 (Purchased on 10/29/14 to be repurchased at $4,925,000, collateralized by Microsoft Corp., 2.38% due at 5/01/23, original par and fair value of USD 5,000,000 and $4,844,145, respectively)		4,925	4,925,000
Credit Suisse Securities (USA) LLC, 0.00%, Open (Purchased on 10/31/14 to be repurchased at $950,400, collateralized by General Motors Co., 4.88% due at 10/02/23, original par and fair value of USD 880,000 and $942,700, respectively)		950	950,400
Credit Suisse Securities (USA) LLC, 0.00%, Open (Purchased on 10/31/14 to be repurchased at $985,600, collateralized by ArcelorMittal, 6.25% due at 2/25/22, original par and fair value of USD 880,000 and $976,888, respectively)		986	985,600

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC, 0.10%, Open (Purchased on 10/31/14 to be repurchased at $155,427,664, collateralized by U.S. Treasury Notes, 2.38% due at 8/15/24, original par and fair value of USD 152,564,000 and $153,250,694, respectively)	USD	153,899	$153,898,935
Credit Suisse Securities (USA) LLC, 0.13%, Open (Purchased on 10/16/14 to be repurchased at $14,861,832, collateralized by U.S. Treasury Notes, 1.50% due at 12/31/18, original par and fair value of USD 14,490,000 and $14,533,021, respectively)		14,780	14,779,800
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $49,966,814, collateralized by The Goldman Sachs Group, Inc., 2.63% due at 1/31/19, original par and fair value of USD 50,000,000 and $50,371,950, respectively)		50,188	50,187,500
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 10/08/14 to be repurchased at $5,189,772, collateralized by Westpac Banking Corp., 2.25% due at 7/30/18, original par and fair value of USD 5,114,000 and $5,194,857, respectively)		5,210	5,209,887
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 10/23/14 to be repurchased at $19,822,680, collateralized by Time Warner Cable, Inc., 4.50% due at 9/15/42, original par and fair value of USD 20,000,000 and $19,716,200, respectively)		20,400	20,400,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 10/28/14 to be repurchased at $11,852,969, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 12,580,000 and $11,770,024, respectively)		11,951	11,951,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/24/14 to be repurchased at $3,408,084, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 3,650,000 and $3,460,499, respectively)		3,440	3,440,125
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 4/29/14 to be repurchased at $9,794,009, collateralized by Cox Communications, Inc., 2.95% due at 6/30/23, original par and fair value of USD 10,531,000 and $9,984,252, respectively)		9,886	9,885,976
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 8/20/14 to be repurchased at $7,632,534, collateralized by Plains All American Pipeline LP/PAA Finance Corp., 3.85% due at 10/15/23, original par and fair value of USD 7,390,000 and $7,524,262, respectively)		7,704	7,704,075
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 8/22/14 to be repurchased at $7,859,798, collateralized by Plains All American Pipeline LP/PAA Finance Corp., 3.85% due at 10/15/23, original par and fair value of USD 7,610,000 and $7,748,258, respectively)		7,933	7,933,425

BLACKROCK FUNDS	OCTOBER 31, 2014	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.40)%, Open (Purchased on 10/01/14 to be repurchased at $34,118,331, collateralized by JPMorgan Chase & Co., 2.35% due at 1/28/19, original par and fair value of USD 34,500,000 and $34,737,222, respectively)	USD	34,728	$34,728,000
J.P. Morgan Securities LLC, (0.15)%, Open (Purchased on 9/25/14 to be repurchased at $14,600,381, collateralized by Freeport- McMoRan, Inc., 3.88% due at 3/15/23, original par and fair value of USD 15,000,000 and $14,825,370, respectively)		14,791	14,791,000
J.P. Morgan Securities LLC, (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $49,720,449, collateralized by Citigroup, Inc., 2.50% due at 7/29/19, original par and fair value of USD 50,000,000 and $50,180,100, respectively)		49,965	49,965,000
J.P. Morgan Securities LLC, (0.10)%, Open (Purchased on 10/23/14 to be repurchased at $19,707,164, collateralized by Bank of America Corp., 4.25% due at 10/22/26, original par and fair value of USD 20,000,000 and $19,851,660, respectively)		19,950	19,950,000
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 7/25/14 to be repurchased at EUR 12,137,252, collateralized by Federal Republic of Germany, 0.75% due at 2/24/17, original par and fair value of EUR 11,877,000 and $15,153,039, respectively)	EUR	12,195	15,281,680
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 7/25/14 to be repurchased at EUR 5,984,966, collateralized by Federal Republic of Germany, 2.50% due at 1/04/21, original par and fair value of EUR 5,295,000 and $7,540,029, respectively)		6,056	7,589,263
JPMorgan Chase Bank N.A., (0.12)%, Open (Purchased on 10/15/14 to be repurchased at EUR 45,959,224, collateralized by Kingdom of Spain, 1.40% due at 1/31/20, original par and fair value of EUR 44,500,000 and $56,621,104, respectively)		46,257	57,967,042
JPMorgan Chase Bank N.A., (0.12)%, Open (Purchased on 10/15/14 to be repurchased at EUR 54,196,268, collateralized by Kingdom of Spain, 4.30% due at 10/31/19, original par and fair value of EUR 44,500,000 and $64,641,242, respectively)		54,531	68,335,095
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 10/08/14 to be repurchased at $6,599,905, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 6,225,000 and $6,633,111, respectively)	USD	6,910	6,909,750
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 5/01/14 to be repurchased at $4,737,340, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 5,000,000 and $4,678,070, respectively)		4,800	4,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, Open (Purchased on 10/16/14 to be repurchased at $17,173,849, collateralized by U.S. Treasury Bonds, 3.13% due at 8/15/44, original par and fair value of USD 16,065,000 and $16,263,306, respectively)		16,768	16,767,843

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, Open (Purchased on 10/29/14 to be repurchased at $86,111,991, collateralized by U.S. Treasury Notes, 2.13% due at 9/30/21, original par and fair value of USD 84,325,000 and $84,800,048, respectively)	USD	85,274	$85,273,656
RBC Capital Markets, LLC, (1.50)%, Open (Purchased on 5/06/14 to be repurchased at $2,202,153, collateralized by Standard Chartered PLC, 5.30% due at 1/09/43, original par and fair value of USD 3,775,000 and $3,905,804, respectively)		3,907	3,907,125
RBC Capital Markets, LLC, (0.25)%, Open (Purchased on 10/01/14 to be repurchased at $15,329,931, collateralized by JPMorgan Chase & Co., 2.35% due at 1/28/19, original par and fair value of USD 15,500,000 and $15,606,578, respectively)		15,500	15,500,000

			1,075,381,437
Short-Term Securities		Shares
Money Market Funds — 14.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (j)(k)		966,654,549	966,654,549
Total Short-Term Securities (Cost — $2,047,469,126) — 30.2%			2,042,035,986

Options Purchased
(Cost — $7,406,197) — 0.0%			1,760,142
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $7,734,760,439*) — 112.8%			7,624,431,175

Options Written
(Premiums Received — $896,243) — (0.0)%			(109,246)

Borrowed Bonds		Par (000)
Corporate Bonds — (9.3)%
Amazon.com, Inc., 2.50%, 11/29/22	USD	17,580	(16,448,094)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		30,000	(30,875,610)
ArcelorMittal, 6.25%, 2/25/22		880	(976,888)
AT&T, Inc., 3.90%, 3/11/24		25,000	(25,670,250)
Bank of America Corp.:
2.65%, 4/01/19		50,000	(50,453,850)
4.25%, 10/22/26		20,000	(19,851,660)
Citigroup, Inc.:
2.50%, 7/29/19		50,000	(50,180,100)
5.50%, 9/13/25		10,000	(11,077,480)
Cox Communications, Inc., 2.95%, 6/30/23 (a)		30,000	(28,442,460)
Freeport-McMoRan, Inc., 3.88%, 3/15/23		44,496	(43,977,978)
General Motors Co., 4.88%, 10/02/23		880	(942,700)
The Goldman Sachs Group, Inc., 2.63%, 1/31/19		50,000	(50,371,950)
International Business Machines Corp.:
3.38%, 8/01/23		5,000	(5,058,485)
4.00%, 6/20/42		20,000	(19,048,800)
JPMorgan Chase & Co., 2.35%, 1/28/19		50,000	(50,343,800)
Microsoft Corp., 2.38%, 5/01/23		5,000	(4,844,145)

14	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (concluded)
Morgan Stanley, 2.38%, 7/23/19	USD	50,000	$(49,637,650)
Motorola Solutions, Inc., 4.00%, 9/01/24		2,545	(2,502,216)
Novo Banco SA:
3.88%, 1/21/15	EUR	1,850	(2,300,937)
5.88%, 11/09/15		3,000	(3,649,482)
Pfizer, Inc.:
3.40%, 5/15/24	USD	23,400	(23,723,996)
4.40%, 5/15/44		2,670	(2,734,507)
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23		15,000	(15,272,520)
Standard Chartered PLC:
5.30%, 1/09/43 (a)		6,975	(7,216,684)
5.70%, 3/26/44 (a)		20,000	(21,311,200)
Sysco Corp., 4.50%, 10/02/44		10,000	(10,246,450)
Time Warner Cable, Inc., 4.50%, 9/15/42		20,000	(19,716,200)
Wells Fargo & Co.:
2.13%, 4/22/19		50,000	(50,002,800)
5.90%, 12/31/49 (b)(d)		5,265	(5,412,947)
Westpac Banking Corp., 2.25%, 7/30/18		5,114	(5,194,857)

			(627,486,696)
Foreign Government Obligations — (2.5)%
Buoni Poliennali Del Tesoro:
3.75%, 8/01/21	EUR	3,210	(4,541,402)
4.50%, 3/01/26		3,250	(4,813,522)
Federal Republic of Germany:
0.75%, 2/24/17		11,877	(15,153,039)
2.50%, 1/04/21		5,295	(7,540,029)
Kingdom of Spain:
1.40%, 1/31/20		44,500	(56,621,104)
4.30%, 10/31/19		44,500	(64,641,242)
Republic of Portugal, 4.75%, 6/14/19		10,115	(14,278,300)

			(167,588,638)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (3.9)%
U.S. Treasury Bonds, 3.13%, 8/15/44	USD	16,065	$(16,263,306)
U.S. Treasury Notes:
1.50%, 12/31/18		14,490	(14,533,021)
2.13%, 9/30/21		84,325	(84,800,048)
2.38%, 8/15/24		152,564	(153,250,694)

			(268,847,069)
Total Borrowed Bonds (Proceeds — $1,064,568,671) — (15.7)%			(1,063,922,403)

Investments Sold Short		Shares	Value
Common Stocks — (0.2)%
Amazon.com, Inc. (c)		4,500	(1,374,570)
Bank of America Corp.		63,250	(1,085,370)
Caterpillar, Inc.		8,250	(836,633)
Citigroup, Inc.		20,000	(1,070,600)
Hewlett-Packard Co.		100,460	(3,604,505)
JPMorgan Chase & Co.		17,900	(1,082,592)
Southwest Airlines Co.		15,000	(517,200)

			(9,571,470)
Corporate Bonds — 0.0%		Par (000)
CIT Group, Inc., 5.00%, 08/01/23	USD	880	(918,500)
Investment Companies — (0.0)%		Shares
Financial Select Sector SPDR Fund		65,975	(1,572,844)
Market Vector Semiconductor ETF		20,000	(1,028,400)

			(2,601,244)
Total Investments Sold Short (Proceeds — $12,464,417) — (0.2)%			(13,091,214)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 96.9%			6,547,308,312
Other Assets Less Liabilities — 3.1%			209,743,114

Net Assets — 100.0%			$6,757,051,426

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,737,021,263

Gross unrealized appreciation	$79,233,556
Gross unrealized depreciation	(191,823,644)

Net unrealized depreciation	$(112,590,088)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Zero-coupon bond.

(h)	All or a portion of security has been pledged as collateral with outstanding borrowed bonds.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK FUNDS	OCTOBER 31, 2014	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	668,356,706	298,297,843	966,654,549	$65,074

(k)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(173)	E-Mini NASDAQ 100 Futures	Chicago Mercantile	December 2014	USD	14,360,730	$(887,478)
(18)	E-Mini Russell 2000 Futures	InterContinental Exchange	December 2014	USD	2,107,800	(138,733)
(100)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	10,057,500	(844,875)
(251)	Euro STOXX 50 Futures	Eurex	December 2014	USD	9,753,894	(43,133)
(2,663)	Euro STOXX Banks Index	Eurex	December 2014	USD	23,543,484	1,417,343
(4,354)	Euro-Bobl	Eurex	December 2014	USD	698,667,527	(1,508,237)
(1,806)	Euro-Bund	Eurex	December 2014	USD	341,537,438	(4,163,317)
(766)	Euro-Schatz	Eurex	December 2014	USD	106,521,410	20,065
(675)	Gilt British	NYSE Liffe	December 2014	USD	124,284,148	(2,712,652)
(286)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2014	USD	34,156,891	(204,422)
(910)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2014	USD	114,987,031	(662,087)
(253)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2014	USD	35,696,719	(386,213)
(326)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2014	USD	51,120,875	(593,842)
Total						$(10,707,581)

•	Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	106,000,000	USD	135,682,353	Barclays Bank PLC	11/06/14	$(2,843,515)
EUR	59,000,000	USD	74,602,019	Barclays Bank PLC	11/06/14	(663,420)
EUR	14,710,000	USD	18,633,601	BNP Paribas S.A.	11/06/14	(199,079)
EUR	8,000,000	USD	10,180,947	BNP Paribas S.A.	11/06/14	(155,374)
EUR	3,500,000	USD	4,413,420	BNP Paribas S.A.	11/06/14	(27,231)
EUR	24,000,000	USD	30,357,936	JPMorgan Chase Bank N.A.	11/06/14	(281,218)
EUR	14,700,000	USD	18,758,391	Royal Bank of Canada	11/06/14	(336,401)
EUR	17,500,000	USD	22,156,435	The Bank of New York Mellon	11/06/14	(225,495)
USD	14,376,244	EUR	11,400,000	Bank of America N.A.	11/06/14	89,802
USD	10,272,914	EUR	8,100,000	Bank of America N.A.	11/06/14	122,022
USD	7,879,116	EUR	6,255,000	BNP Paribas S.A.	11/06/14	40,372
USD	261,019,657	EUR	207,243,000	BNP Paribas S.A.	11/06/14	1,303,436
USD	23,434,399	EUR	18,334,623	Credit Suisse International	11/06/14	457,511
USD	4,589,460	EUR	3,600,000	Goldman Sachs Bank USA	11/06/14	77,952
USD	1,580,450	EUR	1,246,000	Royal Bank of Scotland PLC	11/06/14	18,967
USD	13,301,519	EUR	10,400,000	State Street Bank and Trust Co.	11/06/14	268,274
USD	3,445,501	EUR	2,697,000	The Bank of New York Mellon	11/06/14	65,630
USD	10,741,121	GBP	6,705,950	Credit Suisse International	11/06/14	14,172
USD	9,736,921	EUR	7,756,000	Barclays Bank PLC	12/04/14	15,345
USD	1,035,666,400	EUR	800,000,000	Citibank N.A.	12/05/14	32,918,243
USD	1,291,000,000	EUR	1,000,000,000	Citibank N.A.	12/05/14	37,564,804
USD	162,180,900	GBP	100,000,000	Citibank N.A.	12/05/14	2,256,400
USD	943,845	CNH	5,789,444	JPMorgan Chase Bank N.A.	12/09/14	2,267
USD	3,377,029	CHF	3,200,535	JPMorgan Chase Bank N.A.	1/21/15	47,936
USD	134,725,492	GBP	84,496,000	Barclays Bank PLC	1/21/15	(351,106)

16	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,277,334	NOK	21,478,000	Goldman Sachs Bank USA	1/21/15	$102,020
Total						$70,282,314

•	Exchange-traded options purchased as of October 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Boyd Gaming Corp.	Call	USD	15.00	12/20/14	1,014	$20,280
Euro STOXX 50 Index	Put	EUR	2,950.00	11/21/14	1,090	202,158
Euro STOXX 50 Index	Put	EUR	2,925.00	11/21/14	916	137,746
U.S. Treasury Notes (10 Year)	Put	USD	123.50	11/21/14	504	15,750
Advanced Micro Devices, Inc.	Put	USD	2.50	11/22/14	3,998	13,993
Bank of America Corp.	Put	USD	16.00	11/22/14	2,500	11,250
Citigroup, Inc.	Put	USD	50.00	11/22/14	1,500	21,000
Financial Select Sector SPDR Fund	Put	USD	22.00	11/22/14	2,500	12,500
FirstEnergy Corp.	Put	USD	31.00	11/22/14	5,000	25,000
Hewlett-Packard Co.	Put	USD	33.00	11/22/14	1,250	11,875
iShares U.S. Preferred Stock ETF	Put	USD	39.00	11/22/14	1,000	12,500
Market Vector Semiconductor ETF	Put	USD	48.00	11/22/14	750	22,500
Micron Technology, Inc.	Put	USD	26.00	11/22/14	1,000	5,500
PowerShares QQQ Trust Series 1	Put	USD	94.00	11/22/14	2,500	31,250
Southwest Airlines Co.	Put	USD	31.00	11/22/14	750	15,000
SPDR S&P 500 ETF Trust	Put	USD	188.00	11/22/14	1,500	38,250
PowerShares QQQ Trust Series 1	Put	USD	89.00	11/28/14	1,000	7,000
SPDR S&P 500 ETF Trust	Put	USD	179.00	11/28/14	1,000	14,500
Wells Fargo & Co.	Put	USD	47.50	11/28/14	800	9,600
PowerShares QQQ Trust Series 1	Put	USD	97.50	12/05/14	3,000	210,000
SPDR S&P 500 ETF Trust	Put	USD	194.50	12/12/14	1,500	249,000
Market Vector Semiconductor ETF	Put	USD	47.00	12/20/14	1,000	55,000
SPDR S&P Oil & Gas Exploration & Production ETF	Put	USD	53.00	12/20/14	1,000	95,500
Total						$1,237,152

•	OTC interest rate swaptions purchased as of October 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.70%	Pay	6-month GBP LIBOR	11/06/14	GBP	31,600	$5
10-Year Interest Rate Swap	Citibank N.A.	Put	2.90%	Pay	3-month LIBOR	1/16/15	USD	76,000	199,470
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Pay	3-month LIBOR	1/16/15	USD	31,000	81,363
5-Year Interest Rate Swap	Citibank N.A.	Put	2.20%	Pay	3-month LIBOR	1/16/15	USD	56,000	103,807
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.20%	Pay	3-month LIBOR	1/16/15	USD	60,000	111,222
10-Year Interest Rate Swap	Citibank N.A.	Put	3.05%	Pay	3-month LIBOR	2/02/15	USD	7,000	14,246
5-Year Interest Rate Swap	Citibank N.A.	Put	2.40%	Pay	3-month LIBOR	2/02/15	USD	10,000	12,877
Total									$522,990

•	Exchange-traded options written as of October 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Advanced Micro Devices, Inc.	Put	USD	2	11/22/14	3,998	$(7,996)
Citigroup, Inc.	Put	USD	47	11/22/14	1,500	(9,000)
Micron Technology, Inc.	Put	USD	22	11/22/14	1,000	(2,000)
PowerShares QQQ Trust Series 1	Put	USD	90	11/22/14	2,500	(13,750)
SPDR S&P 500 ETF Trust	Put	USD	178	11/22/14	1,500	(13,500)

BLACKROCK FUNDS	OCTOBER 31, 2014	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Exchange-traded options written as of October 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	169	11/28/14	1,000	$(8,000)
SPDR S&P Oil & Gas Exploration & Production ETF	Put	USD	49	12/20/14	1,000	(55,000)
Total						$(109,246)

•	Centrally cleared credit default swaps — buy protection outstanding as of October 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	USD	1,782	$6,347
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	EUR	8,523	44,709
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	USD	60,000	(1,013,971)
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	USD	228,545	(1,063,311)
iTraxx Europe Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	EUR	267,020	(1,577,114)
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	89,400	(725,176)
Total						$(4,328,516)

•	Centrally cleared credit default swaps — sold protection outstanding as of October 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	35,320	$51,349

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of October 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.81%[1]	3-month LIBOR	Chicago Mercantile	9/23/16	USD	5,000	$(17,484)
1.03%[1]	3-month LIBOR	Chicago Mercantile	4/07/17	USD	8,000	(33,130)
1.01%[1]	3-month LIBOR	Chicago Mercantile	4/28/17	USD	9,000	(23,406)
0.92%[1]	3-month LIBOR	Chicago Mercantile	5/16/17	USD	5,000	(17,856)
1.03%[1]	3-month LIBOR	Chicago Mercantile	6/16/17	USD	3,000	(15,658)
1.30%[1]	3-month LIBOR	Chicago Mercantile	9/23/17	USD	3,250	(24,327)
1.89%[1]	3-month LIBOR	Chicago Mercantile	9/11/19	USD	5,000	(53,243)
1.99%[1]	3-month LIBOR	Chicago Mercantile	9/23/19	USD	7,500	(110,548)
2.38%[1]	3-month LIBOR	Chicago Mercantile	9/23/21	USD	1,000	(20,144)
2.79%[1]	6-month GBP LIBOR	Chicago Mercantile	2/26/24	GBP	121,270	(9,681,340)
2.82%[1]	6-month GBP LIBOR	Chicago Mercantile	4/07/24	GBP	37,296	(2,969,580)
2.69%[1]	3-month LIBOR	Chicago Mercantile	6/20/24	USD	35,000	(1,101,848)
3.37%[1]	3-month LIBOR	Chicago Mercantile	6/20/44	USD	9,200	(729,410)
Total						$(14,797,974)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of October 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	8,050	$(29,855)	$149,173	$(179,028)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	3,750	(13,908)	25,324	(39,232)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	900	(3,653)	31,611	(35,264)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,100	(4,464)	38,636	(43,100)
Anadarko Petroleum Corp.	1.00%	Citibank N.A.	12/20/16	USD	32,070	(489,983)	(296,855)	(193,128)

18	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — buy protection outstanding as of October 31, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	$(72,168)	$40,055	$(112,223)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(18,042)	455	(18,497)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,440	(193,850)	(170,953)	(22,897)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(187,120)	(161,699)	(25,421)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	1,390	(187,120)	(161,699)	(25,421)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(8,821)	44,821	(53,642)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	1,000	5,732	175,788	(170,056)
EDP — Energias do Brasil SA	5.00%	Citibank N.A.	9/20/17	EUR	10,162	(1,620,382)	(1,603,062)	(17,320)
EDP — Energias do Brasil SA	5.00%	Goldman Sachs International	9/20/17	EUR	4,100	(653,781)	(652,328)	(1,453)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/17	EUR	184	(21,886)	11,550	(33,436)
Peugeot SA	5.00%	Citibank N.A.	9/20/17	EUR	1,070	(127,271)	72,947	(200,218)
Finmeccanica SpA	5.00%	BNP Paribas S.A.	12/20/17	EUR	450	(70,172)	(13,935)	(56,237)
Transocean Ltd.	1.00%	Barclays Bank PLC	12/20/17	USD	13,075	429,659	206,870	222,789
Transocean Ltd.	1.00%	Barclays Bank PLC	12/20/17	USD	4,400	144,590	56,529	88,061
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,700	(67,622)	(1,429)	(66,193)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,500	(27,415)	(1,163)	(26,252)
Marks & Spencer Group PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,320	(13,031)	46,115	(59,146)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(29,197)	280,031	(309,228)
Apache Corp.	1.00%	Bank of America N.A.	6/20/18	USD	1,250	(18,535)	(4,307)	(14,228)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	4,870	(126,365)	96,011	(222,376)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,995	(51,765)	78,875	(130,640)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	2,145	(55,658)	86,529	(142,187)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(35,674)	(27,480)	(8,194)
ConocoPhillips	1.00%	Citibank N.A.	6/20/18	USD	1,250	(35,673)	(27,110)	(8,563)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(242,212)	(72,171)	(170,041)
Haliburton Co.	1.00%	Barclays Bank PLC	6/20/18	USD	1,250	(31,935)	(19,321)	(12,614)
Haliburton Co.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(31,935)	(20,299)	(11,636)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(1,153,172)	1,031,293	(2,184,465)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(24,198)	(20,672)	(3,526)
Occidental Petroleum Corp.	1.00%	Citibank N.A.	6/20/18	USD	1,250	(24,197)	(18,498)	(5,699)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	22,977	86,014	(63,037)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	24,843	105,326	(80,483)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	24,877	80,980	(56,103)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,070	(233,534)	(70,392)	(163,142)
The Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(103,401)	(18,046)	(85,355)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	1,254	(163,803)	34,789	(198,592)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	10,880	(1,421,188)	301,829	(1,723,017)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(504,393)	(423,140)	(81,253)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	15,000	(337,138)	(153,829)	(183,309)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(488,653)	(367,237)	(121,416)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	68,723	86,237	(17,514)
Dell, Inc.	1.00%	Goldman Sachs International	12/20/18	USD	2,000	34,361	43,121	(8,760)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(382,609)	(367,237)	(15,372)
iTraxx Sub Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(479,340)	(93,094)	(386,246)

BLACKROCK FUNDS	OCTOBER 31, 2014	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — buy protection outstanding as of October 31, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	$(1,026,690)	$(195,498)	$(831,192)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(397,264)	(279,964)	(117,300)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(105,977)	(76,034)	(29,943)
Marks & Spencer Group PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	1,680	3,992	41,937	(37,945)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	314,922	1,099,710	(784,788)
Federal Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	14,735	208,961	535,189	(326,228)
Federal Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	13,910	197,262	587,507	(390,245)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	11,095	(378,087)	(330,171)	(47,916)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	6,355	(216,561)	(173,106)	(43,455)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	6,350	(216,391)	(188,967)	(27,424)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	1,085	(14,620)	(9,223)	(5,397)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	1,305	(17,585)	(10,291)	(7,294)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	1,825	(24,592)	(14,392)	(10,200)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	1,685	(22,705)	(14,216)	(8,489)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	65,410	(1,648,831)	(907,667)	(741,164)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,450	(1,070,064)	(472,479)	(597,585)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,450	(1,070,064)	(437,144)	(632,920)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,210	(1,064,014)	(444,251)	(619,763)
iTraxx Sub Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	42,210	(1,064,014)	(614,644)	(449,370)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	16,036	(8,175)	298,496	(306,671)
Anglo American PLC	1.00%	Bank of America N.A.	9/20/19	EUR	6,428	93,681	51,975	41,706
Anglo American PLC	1.00%	Citibank N.A.	9/20/19	EUR	4,280	62,380	26,709	35,671
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	4,495	(26,955)	(54,050)	27,095
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	4,225	(25,337)	(56,291)	30,954
Carlsberg Breweries A/S	1.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	2,090	(12,534)	(8,898)	(3,636)
The Clorox Co.	1.00%	Goldman Sachs Bank USA	9/20/19	USD	7,575	(159,925)	(150,064)	(9,861)
Expedia, Inc.	1.00%	Citibank N.A.	9/20/19	USD	4,500	(12,542)	4,378	(16,920)
Expedia, Inc.	1.00%	Goldman Sachs International	9/20/19	USD	3,000	(8,362)	(980)	(7,382)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	9/20/19	USD	3,125	(582,056)	(592,385)	10,329
Ford Motor Co.	5.00%	Goldman Sachs International	9/20/19	USD	3,115	(618,029)	(602,053)	(15,976)
Ford Motor Co.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	USD	3,175	(629,933)	(628,135)	(1,798)
Ford Motor Co.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	USD	2,780	(551,563)	(542,119)	(9,444)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	6,655	(183,968)	(179,815)	(4,153)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	4,185	(115,688)	(113,077)	(2,611)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	6,655	(183,969)	(179,904)	(4,065)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	4,935	(136,422)	(136,592)	170
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	4,190	(115,827)	(115,972)	145
Gilead Sciences, Inc.	1.00%	Credit Suisse International	9/20/19	USD	11,110	(358,176)	(324,079)	(34,097)
Gilead Sciences, Inc.	1.00%	Credit Suisse International	9/20/19	USD	8,030	(258,879)	(234,235)	(24,644)
Gilead Sciences, Inc.	1.00%	Credit Suisse International	9/20/19	USD	6,970	(224,707)	(203,315)	(21,392)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	489,905	370,067	119,838
Vodafone Group PLC	1.00%	Credit Suisse International	9/20/19	EUR	4,365	(98,175)	(83,388)	(14,787)
Vodafone Group PLC	1.00%	Credit Suisse International	9/20/19	EUR	4,365	(98,175)	(80,644)	(17,531)
Arrow Electronics, Inc.	1.00%	Bank of America N.A.	12/20/19	USD	7,650	(56,667)	63,722	(120,389)

20	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — buy protection outstanding as of October 31, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	12/20/19	USD	10,000	$(74,074)	$16,389	$(90,463)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	30,000	(220,556)	(186,483)	(34,073)
Caterpillar, Inc.	1.00%	Credit Suisse International	12/20/19	USD	7,500	(235,741)	(183,490)	(52,251)
Caterpillar, Inc.	1.00%	Credit Suisse International	12/20/19	USD	5,090	(159,706)	(121,698)	(38,008)
Caterpillar, Inc.	1.00%	Credit Suisse International	12/20/19	USD	5,000	(156,882)	(124,684)	(32,198)
Caterpillar, Inc.	1.00%	Goldman Sachs International	12/20/19	USD	5,000	(157,160)	(120,080)	(37,080)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	7,500	(235,324)	(202,023)	(33,301)
Federal Republic of Brazil	1.00%	Citibank N.A.	12/20/19	USD	7,000	152,412	213,186	(60,774)
Ford Motor Co.	5.00%	Citibank N.A.	12/20/19	USD	2,500	(479,279)	(470,494)	(8,785)
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	12/20/19	USD	12,700	267,113	110,647	156,466
Freescale Semiconductor Ltd.	5.00%	Barclays Bank PLC	12/20/19	USD	1,250	(101,802)	(49,636)	(52,166)
Freescale Semiconductor Ltd.	5.00%	Citibank N.A.	12/20/19	USD	2,150	(175,697)	(143,191)	(32,506)
Freescale Semiconductor Ltd.	5.00%	Citibank N.A.	12/20/19	USD	2,065	(168,750)	(147,235)	(21,515)
Freescale Semiconductor Ltd.	5.00%	Credit Suisse International	12/20/19	USD	4,000	(325,766)	(309,209)	(16,557)
Freescale Semiconductor Ltd.	5.00%	Goldman Sachs International	12/20/19	USD	2,000	(162,883)	(102,320)	(60,563)
Hewlett-Packard Co.	1.00%	Credit Suisse International	12/20/19	USD	12,500	(82,128)	(28,709)	(53,419)
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	162,110	139,393	22,717
Southwest Airlines Co.	1.00%	BNP Paribas S.A.	12/20/19	USD	5,000	(101,583)	(92,149)	(9,434)
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(203,166)	(170,213)	(32,953)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/19	USD	15,000	(172,204)	(101,162)	(71,042)
Valero Energy Corp.	1.00%	Goldman Sachs International	12/20/19	USD	7,378	(25,841)	(17,028)	(8,813)
The Western Union Co.	1.00%	Credit Suisse International	12/20/19	USD	14,000	380,474	475,529	(95,055)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	7,640	207,630	267,701	(60,071)
Total						$(22,530,580)	$(8,276,359)	$(14,254,221)

•	OTC credit default swaps — sold protection outstanding as of October 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC	EUR	5,770	$(53,951)	$(172,793)	$118,842
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	90,208	(40,758)	130,966
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	800	(4,568)	(55,174)	50,606
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	600	(3,425)	(42,465)	39,040
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	540	(3,083)	(38,219)	35,136
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	5,050	44,122	(211,499)	255,621
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	59	256	(3,208)	3,464
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,700	117,602	5,463	112,139
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,500	47,677	1,819	45,858
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,450	(15,483)	(84,922)	69,439
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	N/R	EUR	4,870	115,272	(89,739)	205,011
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	N/R	EUR	1,995	47,221	(78,072)	125,293
Aviva PLC	1.00%	Credit Suisse International	6/20/18	N/R	EUR	2,145	50,771	(83,510)	134,281
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,480	27,051	(3,630)	30,681
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	4,550	148,971	29,308	119,663
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB-	EUR	4,060	(17,650)	55,327	(72,977)

BLACKROCK FUNDS	OCTOBER 31, 2014	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — sold protection outstanding as of October 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	$(15,782)	$(57,981)	$42,199
ThyssenKrupp AG	1.00%	Credit Suisse International	6/20/18	BB	EUR	1,200	(18,940)	(86,646)	67,706
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	1,560	(32,628)	(140,119)	107,491
ThyssenKrupp AG	1.00%	Citibank N.A.	9/20/18	BB	EUR	2,230	(46,640)	(215,219)	168,579
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB	EUR	2,230	(46,641)	(216,113)	169,472
Bayerische Landesbank	1.00%	Barclays Bank PLC	12/20/18	N/R	EUR	8,870	186,332	23,507	162,825
General Motors Co.	5.00%	Bank of America N.A.	12/20/18	BBB-	USD	4,000	610,317	519,563	90,754
General Motors Co.	5.00%	Barclays Bank PLC	12/20/18	BBB-	USD	4,450	678,978	539,280	139,698
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB+	EUR	14,150	3,184,914	2,839,550	345,364
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB+	EUR	20,210	4,548,911	4,019,005	529,906
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB+	EUR	10,120	2,277,832	2,021,654	256,178
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	1,140	(628,922)	(488,657)	(140,265)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	499,598	530,563	(30,965)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	499,599	540,868	(41,269)
ThyssenKrupp AG	1.00%	Bank of America N.A.	3/20/19	BB	EUR	2,013	(66,121)	(176,324)	110,203
ThyssenKrupp AG	1.00%	Citibank N.A.	3/20/19	BB	EUR	2,013	(66,121)	(169,465)	103,344
ThyssenKrupp AG	1.00%	Goldman Sachs International	3/20/19	BB	EUR	2,101	(69,020)	(186,157)	117,137
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BB	EUR	2,013	(66,120)	(165,039)	98,919
Aastrom Biosciences, Inc.	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	608	3,226	11,035	(7,809)
Aastrom Biosciences, Inc.	5.00%	Credit Suisse International	6/20/19	B+	EUR	912	4,837	6,453	(1,616)
Aastrom Biosciences, Inc.	5.00%	Credit Suisse International	6/20/19	B+	EUR	600	3,182	21,782	(18,600)
Aastrom Biosciences, Inc.	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	597	3,166	23,295	(20,129)
Aastrom Biosciences, Inc.	5.00%	Goldman Sachs International	6/20/19	B+	EUR	923	4,896	33,511	(28,615)
Best Buy Co., Inc.	5.00%	Citibank N.A.	6/20/19	BB	USD	5,000	591,159	335,590	255,569
Best Buy Co., Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/19	BB	USD	600	70,939	62,772	8,167
General Motors Co.	5.00%	Deutsche Bank AG	6/20/19	BBB-	USD	5,000	804,557	728,111	76,446
The Goodyear Tire & Rubber Co.	5.00%	Citibank N.A.	6/20/19	B+	USD	5,000	539,787	565,023	(25,236)
Hochitief AG	5.00%	Citibank N.A.	6/20/19	N/R	EUR	915	174,931	123,598	51,333
Hochitief AG	5.00%	Credit Suisse International	6/20/19	N/R	EUR	6,100	1,166,211	840,724	325,487
Hochitief AG	5.00%	Credit Suisse International	6/20/19	N/R	EUR	2,180	416,777	310,799	105,978
Hochitief AG	5.00%	Credit Suisse International	6/20/19	N/R	EUR	2,180	416,777	313,560	103,217
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	2,110	309,218	273,817	35,401
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	1,525	223,488	205,420	18,068
Rexel SA	5.00%	Citibank N.A.	6/20/19	BB	EUR	600	87,929	81,085	6,844
Rexel SA	5.00%	Deutsche Bank AG	6/20/19	BB	EUR	1,525	223,487	213,208	10,279
Tui AG	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	855	116,443	134,167	(17,724)
Tui AG	5.00%	Citibank N.A.	6/20/19	B+	EUR	2,100	286,000	333,721	(47,721)
Tui AG	5.00%	Credit Suisse International	6/20/19	B+	EUR	2,135	290,767	337,772	(47,005)
Tui AG	5.00%	Credit Suisse International	6/20/19	B+	EUR	340	46,305	54,056	(7,751)
Tui AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B+	EUR	1,390	189,305	227,539	(38,234)
Tui AG	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B+	EUR	1,280	174,324	204,925	(30,601)
Amkor Technology, Inc.	5.00%	Citibank N.A.	9/20/19	BB	USD	3,500	255,544	309,629	(54,085)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	2,133	(174,652)	(184,143)	9,491
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB+	EUR	2,130	(174,447)	(176,509)	2,062
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB+	EUR	4,265	(349,304)	(363,549)	14,245

22	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — sold protection outstanding as of October 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB+	EUR	4,260	$(348,894)	$(353,018)	$4,124
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/19	CCC+	EUR	3,327	44,062	114,937	(70,875)
Boyd Gaming Corp.	5.00%	Citibank N.A.	9/20/19	N/R	USD	1,800	51,657	44,886	6,771
Cable & Wireless Communications PLC	5.00%	Citibank N.A.	9/20/19	B+	EUR	950	157,171	151,834	5,337
Carlsberg Breweries A/S	1.00%	JPMorgan Chase Bank N.A.	9/20/19	N/R	EUR	2,120	12,713	14,339	(1,626)
CIR-Compagnie Industriali Riunite SpA	5.00%	Credit Suisse International	9/20/19	BB	EUR	4,120	1,040,849	572,612	468,237
CIR-Compagnie Industriali Riunite SpA	5.00%	Goldman Sachs International	9/20/19	BB	EUR	960	242,528	147,273	95,255
Eileme 2 AB	5.00%	Citibank N.A.	9/20/19	B+	EUR	1,583	345,483	317,216	28,267
The Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs Bank USA	9/20/19	B+	USD	2,500	262,744	277,520	(14,776)
Hellenic Telecommunications Organization SA	5.00%	Citibank N.A.	9/20/19	BB	EUR	632	93,653	99,610	(5,957)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	9/20/19	BB	EUR	960	142,332	147,102	(4,770)
The Hertz Corp.	5.00%	Barclays Bank PLC	9/20/19	B	USD	2,500	191,678	265,016	(73,338)
The Hertz Corp.	5.00%	Citibank N.A.	9/20/19	B	USD	2,780	213,147	286,048	(72,901)
The Hertz Corp.	5.00%	Goldman Sachs Bank USA	9/20/19	B	USD	2,545	195,128	297,583	(102,455)
INEOS Group Holding SA	5.00%	BNP Paribas S.A.	9/20/19	B-	EUR	950	7,532	41,381	(33,849)
INEOS Group Holding SA	5.00%	Credit Suisse International	9/20/19	B-	EUR	950	7,532	41,381	(33,849)
Pulte Homes, Inc.	5.00%	Deutsche Bank AG	9/20/19	BB+	USD	2,545	402,952	354,137	48,815
Rexel SA	5.00%	Citibank N.A.	9/20/19	BB	EUR	1,583	229,247	181,926	47,321
Rexel SA	5.00%	Credit Suisse International	9/20/19	BB	EUR	3,170	458,975	400,139	58,836
Rexel SA	5.00%	Credit Suisse International	9/20/19	BB	EUR	1,580	228,764	185,490	43,274
Sabre Holdings Corp.	5.00%	Barclays Bank PLC	9/20/19	B-	USD	2,000	144,742	203,061	(58,319)
Sabre Holdings Corp.	5.00%	Deutsche Bank AG	9/20/19	B-	USD	3,000	217,113	274,300	(57,187)
Sabre Holdings Corp.	5.00%	Deutsche Bank AG	9/20/19	B-	USD	3,000	217,113	280,092	(62,979)
Sabre Holdings Corp.	5.00%	Goldman Sachs International	9/20/19	B-	USD	3,000	217,113	286,266	(69,153)
Techem GmbH	5.00%	Barclays Bank PLC	9/20/19	B+	EUR	950	134,032	121,247	12,785
Trionista Holdco GmbH	5.00%	Citibank N.A.	9/20/19	B+	EUR	665	82,104	76,321	5,783
TVN Finance Corp. III AB	5.00%	Citibank N.A.	9/20/19	B+	EUR	1,583	324,435	263,504	60,931
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	90	501	410	91
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	1,630	78,186	25,380	52,806
Amkor Technology, Inc.	5.00%	Barclays Bank PLC	12/20/19	BB	USD	2,000	133,148	137,348	(4,200)
Amkor Technology, Inc.	5.00%	Barclays Bank PLC	12/20/19	BB	USD	2,000	133,148	156,527	(23,379)
Amkor Technology, Inc.	5.00%	Barclays Bank PLC	12/20/19	BB	USD	1,270	84,548	99,542	(14,994)
Amkor Technology, Inc.	5.00%	Goldman Sachs Bank USA	12/20/19	BB	USD	1,010	67,240	75,456	(8,216)
Amkor Technology, Inc.	5.00%	Goldman Sachs International	12/20/19	BB	USD	1,500	100,277	117,478	(17,201)
Barrick Gold Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB	USD	7,600	(281,461)	(268,406)	(13,055)
Chesapeake Energy Corp.	5.00%	Credit Suisse International	12/20/19	BB+	USD	5,075	686,571	473,333	213,238
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	USD	10,450	32,532	14,596	17,936
Devon Energy Corp.	1.00%	BNP Paribas S.A.	12/20/19	BBB+	USD	9,550	29,730	(1,057)	30,787
General Motors Co.	5.00%	Deutsche Bank AG	12/20/19	BBB-	USD	4,000	674,526	656,703	17,823
General Motors Co.	5.00%	Deutsche Bank AG	12/20/19	BBB-	USD	2,000	337,540	325,517	12,023
Sabre Holdings Corp.	5.00%	Barclays Bank PLC	12/20/19	B-	USD	2,610	174,491	167,564	6,927
Techem GmbH	5.00%	Barclays Bank PLC	12/20/19	B+	EUR	1,300	181,134	134,102	47,032
Transocean Ltd.	1.00%	Barclays Bank PLC	12/20/19	BBB-	USD	9,380	(1,130,662)	(846,713)	(283,949)
Transocean Ltd.	1.00%	Barclays Bank PLC	12/20/19	BBB-	USD	3,300	(397,781)	(270,794)	(126,987)
Trionista Holdco GmbH	5.00%	Credit Suisse International	12/20/19	B+	EUR	1,960	234,859	166,160	68,699

BLACKROCK FUNDS	OCTOBER 31, 2014	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC credit default swaps — sold protection outstanding as of October 31, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Glencore Xstrata PLC	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	2,057	$(106,612)	$(244,551)	$137,939
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/21	BBB	EUR	4,113	(213,224)	(503,438)	290,214
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(166,658)	(269,591)	102,933
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(179,668)	(306,931)	127,263
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(179,668)	(285,196)	105,528
Total							$23,333,991	$17,993,231	$5,340,760

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of October 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/08/14	EUR	12,307,018	$(3,475,542)	—	$(3,475,542)
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	11/12/14	EUR	507,494	251,034	—	251,034
iBoxx GBP Corporate Index	3-month LIBOR minus 0.00%[2]	JPMorgan Chase Bank N.A.	12/20/14	GBP	141,760,000	7,640,712	—	7,640,712
Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	1/19/15	EUR	13,716	(306,208)	—	(306,208)
UniCredit SpA	3-month EURIBOR plus 0.10%[1]	Bank of America N.A.	1/21/15	EUR	620,900	149,008	—	149,008
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	23,867	583,761	—	583,761
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	19,844	540,091	—	540,091
Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	2/02/15	EUR	39,680	1,002,709	—	1,002,709
Market Vector Semiconductor ETF	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	2/03/15	USD	10,355	(23,686)	—	(23,686)
Market Vector Semiconductor ETF	1-month LIBOR minus 1.00%[1]	JPMorgan Chase Bank N.A.	2/05/15	USD	30,000	(46,517)	—	(46,517)
PowerShares QQQ Trust Series 1	3-month LIBOR minus 0.15%[1]	Bank of America N.A.	2/26/15	USD	55,500	(117,875)	—	(117,875)
Market Vector Semiconductor ETF	1-month LIBOR minus 1.00%[1]	JPMorgan Chase Bank N.A.	3/16/15	USD	45,750	(229,501)	—	(229,501)
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	132,841	3,550,376	—	3,550,376
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	75,228	1,997,341	—	1,997,341
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	42,000	1,157,100	—	1,157,100
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	4/02/15	EUR	4,505	165,528	—	165,528
Banco Santander SA	3-month EURIBOR minus 0.30%[1]	Bank of America N.A.	4/09/15	EUR	569,104	95,892	—	95,892
Market Vector Semiconductor ETF	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	4/10/15	USD	44,000	(257,462)	—	(257,462)

24	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC total return swaps outstanding as of October 31, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/04/15	EUR	7,935,753	$370,017	—	$370,017
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	7,989,134	372,679	—	372,679
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	66,422	1,754,804	—	1,754,804
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	66,422	1,710,177	—	1,710,177
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	1,101,883	133,180	—	133,180
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	2,931,246	357,890	—	357,890
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	6/30/15	USD	13,790	(42,552)	—	(42,552)
Repsol SA	1-month LIBOR minus 0.00%[1]	Citibank N.A.	7/17/15	EUR	13,363	(298,327)	—	(298,327)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	16,133,721	(495,879)	—	(495,879)
Market Vector Semiconductor ETF	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	7/23/15	USD	50,000	(128,038)	—	(128,038)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	7/25/15	USD	14,285	(51,013)	—	(51,013)
SPDR S&P Oil & Gas Exploration & Production ETF	3-month LIBOR minus 1.00%[1]	BNP Paribas S.A.	8/03/15	USD	51,750	621,472	—	621,472
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.50%[1]	Bank of America N.A.	8/04/15	USD	31,925	(36,067)	—	(36,067)
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.50%[1]	Deutsche Bank AG	8/07/15	USD	38,140	(32,809)	—	(32,809)
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.75%[1]	Deutsche Bank AG	9/14/15	USD	38,250	(32,037)	—	(32,037)
United Technologies Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	9/15/15	USD	9,250	12,131	—	12,131
APERAM SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	27,913	144,902	—	144,902
Banco Popular Espanol SA	3-month EURIBOR minus 0.15%[1]	JPMorgan Chase Bank N.A.	9/18/15	EUR	1,172,245	473,606	—	473,606
Caterpillar, Inc.	1-month LIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/18/15	USD	9,625	15,097	—	15,097
United Technologies Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	9/28/15	USD	9,206	(16,255)	—	(16,255)
APERAM SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	6,744	18,075	—	18,075
Southwest Airlines Co.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/02/15	USD	30,500	(61,582)	—	(61,582)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/05/15	USD	15,350	(69,029)	—	(69,029)
Southwest Airlines Co.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/08/15	USD	15,800	(43,665)	—	(43,665)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 2.25%[1]	Bank of America N.A.	10/13/15	USD	27,500	(60,787)	—	(60,787)

BLACKROCK FUNDS	OCTOBER 31, 2014	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC total return swaps outstanding as of October 31, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 2.25%[1]	Bank of America N.A.	10/13/15	USD	22,000	$(45,752)	—	$(45,752)
PowerShares QQQ Trust Series 1	3-month LIBOR plus 0.10%[1]	Bank of America N.A.	10/13/15	USD	30,000	(252,762)	—	(252,762)
iShares Russell 2000 ETF	1-month LIBOR minus 0.90%[1]	Bank of America N.A.	10/17/15	USD	23,080	(190,433)	—	(190,433)
iShares Russell 2000 ETF	1-month LIBOR minus 0.90%[1]	Bank of America N.A.	10/17/15	USD	23,080	(206,104)	—	(206,104)
International Consolidated Airlines Group SA	3-month LIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	10/21/15	GBP	428,206	(275,739)	—	(275,739)
American Airlines Group, Inc.	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	10/23/15	USD	19,250	(62,662)	—	(62,662)
Hewlett-Packard Co.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	10/30/15	USD	14,125	(8,832)	—	(8,832)
Total						$16,250,467	—	$16,250,467

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

26	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$595,753,689	$31,652,034	$627,405,723
Common Stocks	$80,435,666	54,236,512	3,774,122	138,446,300
Corporate Bonds	—	3,429,853,606	18,726,081	3,448,579,687
Floating Rate Loan Interests	—	581,510,077	56,678,989	638,189,066
Foreign Government Obligations	—	80,626,851	—	80,626,851
Investment Companies	7,541,970	—	—	7,541,970
Non-Agency Mortgage-Backed Securities	—	50,410,851	3,626,409	54,037,260
Preferred Securities	153,218,902	217,561,264	—	370,780,166
U.S. Treasury Obligations	—	215,028,024	—	215,028,024
Short-Term Securities:
Borrowed Bond Agreements	—	1,075,381,437	—	1,075,381,437
Money Market Funds	966,654,549	—	—	966,654,549
Options Purchased:
Equity Contracts	1,221,402	—	—	1,221,402
Interest Rate Contracts	15,750	522,990	—	538,740
Liabilities:
Investments:
Borrowed Bonds	—	(1,063,922,403)	—	(1,063,922,403)
Investments Sold Short	(12,172,714)	(918,500)	—	(13,091,214)
Unfunded Floating Rate Loan Interests[1]	—	(2,503,839)	—	(2,503,839)

Total	$1,196,915,525	$5,233,540,559	$114,457,635	$6,544,913,719

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$7,983,723	—	$7,983,723
Foreign currency exchange contracts	—	75,365,153	—	75,365,153
Interest rate contracts	$1,437,408	23,117,582	—	24,554,990
Liabilities:
Credit contracts	—	(21,174,351)	—	(21,174,351)
Equity contracts	(109,246)	—	—	(109,246)
Foreign currency exchange contracts	—	(5,082,839)	—	(5,082,839)
Interest rate contracts	(12,144,989)	(21,665,089)	—	(33,810,078)

Total	$(10,816,827)	$58,544,179	—	$47,727,352

[2]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS	OCTOBER 31, 2014	27

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$81,069,928	—	—	$81,069,928
Foreign currency at value	41,534,531	—	—	41,534,531
Cash pledged as collateral for borrowed bond agreements	473,000	—	—	473,000
Cash pledged as collateral for OTC derivatives	1,500,000	—	—	1,500,000
Cash pledged for centrally cleared swaps	27,935,000	—	—	27,935,000
Cash pledged for financial futures contracts	21,181,000	—	—	21,181,000
Liabilities:
Cash received as collateral for borrowed bond agreements	—	$(964,572)	—	(964,572)
Cash received as collateral for OTC derivatives	—	(17,450,000)	—	(17,450,000)

Total	$173,693,459	$(18,414,572)	—	$155,278,887

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$140,944,922	—	$53,742,855	$52,324,472	—	$247,012,249
Transfers into Level 3	1,585,375	—	—	36,357,167	—	37,942,542
Transfers out of Level 3[1]	(109,243,033)	—	(35,621,163)	(6,936,868)	—	(151,801,064)
Accrued discounts/premiums	32,041		(780)	25,761	$2,701	59,723
Net realized gain (loss)	15,950	—	—	(3,159)	—	12,791
Net change in unrealized appreciation/depreciation[2]	(1,508,570)	$(23,999)	(305,739)	(4,254,818)	(2,701)	(6,095,827)
Purchases	—	3,798,121	910,908	99,506	3,626,409	8,434,944
Sales	(174,651)	—	—	(20,933,072)	—	(21,107,723)
Closing Balance, as of October 31, 2014	$31,652,034	$3,774,122	$18,726,081	$56,678,989	$3,626,409	$114,457,635

Net change in unrealized appreciation/depreciation on investments still held as of October 31, 2014[2]	$(1,508,570)	$(23,999)	$(305,739)	$(4,335,510)	$(2,701)	$(6,176,519)

[1]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of October 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $151,801,064 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at October 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 0.0%
Assura Group Ltd.	38,870	$30,935
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP (a)	1,080	39,485
Oil, Gas & Consumable Fuels — 4.1%
Access Midstream Partners LP	3,990	248,537
Delek Logistics Partners LP	2,860	119,434
Dominion Midstream Partners LP (a)	5,000	149,250
Enable Midstream Partners LP	1,940	46,870
Energy Transfer Partners LP (a)	1,770	114,041
Enterprise Products Partners LP	8,180	301,842
EQT Midstream Partners LP	1,810	160,330
Genesis Energy LP	2,660	127,627
Kinder Morgan, Inc.	3,070	118,809
Magellan Midstream Partners LP	3,320	271,808
MarkWest Energy Partners LP	3,190	223,459
MPLX LP	2,420	161,366
ONEOK Partners LP	1,570	80,227
PBF Logistics LP	1,400	34,482
Phillips 66 Partners LP	780	54,358
Plains All American Pipeline LP	3,630	204,551
QEP Midstream Partners LP	1,868	30,168
Rose Rock Midstream LP	570	31,327
Shell Midstream Partners LP (a)	8,100	272,889
Sunoco Logistics Partners LP	4,220	201,421
Targa Resources Partners LP	1,620	98,950
Tesoro Logistics LP	1,841	103,648
Valero Energy Partners LP	1,180	50,386

		3,205,780
Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities, Inc.	498	41,334
Allied Properties Real Estate Investment Trust	1,115	35,190
Alstria Office REIT-AG	4,781	59,356
American Homes 4 Rent, Class A	758	13,288
American Realty Capital Properties, Inc.	2,079	18,441
American Tower Corp.	385	37,537
Astro Japan Property Group	18,672	72,479
AvalonBay Communities, Inc.	711	110,802
Aviv REIT, Inc.	819	27,625
Boardwalk Real Estate Investment Trust	486	30,789
Boston Properties, Inc.	1,104	139,932
Brixmor Property Group, Inc.	1,687	41,095
Camden Property Trust	701	53,746
Canadian Real Estate Investment Trust	689	30,255
CyrusOne, Inc.	1,597	43,614

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Derwent London PLC	951	$45,246
EPR Properties	803	45,048
Equity One, Inc.	1,192	28,608
Equity Residential	1,484	103,227
Essex Property Trust, Inc.	364	73,441
Extra Space Storage, Inc.	1,479	86,019
Federal Realty Investment Trust	517	68,141
Federation Centres	16,505	39,635
General Growth Properties, Inc.	3,707	96,048
Goodman Group	9,903	48,349
Gramercy Property Trust, Inc.	1,783	11,144
Hammerson PLC	4,658	45,760
Health Care REIT, Inc.	1,342	95,430
Host Hotels & Resorts, Inc.	2,430	56,643
Invincible Investment Corp.	70	23,901
Kenedix Office Investment Corp.	6	32,084
The Link REIT	11,000	64,686
Mirvac Group	33,779	53,591
National Health Investors, Inc.	702	46,269
Parkway Properties, Inc.	1,603	32,140
Pebblebrook Hotel Trust	1,197	50,992
Prologis, Inc.	2,550	106,207
Public Storage	174	32,075
Ramco-Gershenson Properties Trust	1,406	24,577
Rexford Industrial Realty, Inc.	2,645	40,865
RioCan Real Estate Investment Trust	1,767	41,625
Simon Property Group, Inc.	1,315	235,661
SL Green Realty Corp.	490	56,693
Spirit Realty Capital, Inc.	4,001	47,612
STAG Industrial, Inc.	1,445	35,258
Sunstone Hotel Investors, Inc.	3,617	55,376
Unibail-Rodamco SE	388	99,486
Ventas, Inc.	1,476	101,121
Vornado Realty Trust	366	40,070
Westfield Corp.	19,036	133,766

		2,952,277
Real Estate Management & Development — 1.4%
Atrium Ljungberg AB, Class B	3,458	48,375
Croesus Retail Trust	119,000	87,071
Global Logistic Properties Ltd.	29,000	62,146
Hemfosa Fastigheter AB (a)	2,507	41,585
Hongkong Land Holdings Ltd.	7,000	47,880
Kennedy Wilson Europe Real Estate PLC (a)	3,462	57,597
Kungsleden AB	6,936	43,268
LEG Immobilien AG (a)	1,247	86,186

Portfolio Abbreviations
ASX	Australian Securities Exchange	HKD	Hong Kong Dollar	S&P	Standard & Poor’s
AUD	Australian Dollar	INR	Indian Rupee	SEK	Swedish Krona
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	KRW	Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CBOE	Chicago Board Option Exchange	LIBOR	London Interbank Offered Rate	SPI	Share Price Index Futures
CHF	Swiss Franc	LP	Limited Partnership	TIPS	Treasury Inflation Protected Securities
ETF	Exchange-Traded Fund	MYR	Malaysian Ringgit	TOPIX	Tokyo Stock Price Index
EUR	Euro	REIT	Real Estate Investment Trust	TWD	Taiwan New Dollar
FTSE	Financial Times Stock Exchange	RUB	Russian Ruble	USD	U.S. Dollar
GBP	British Pound

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Real Estate Management & Development (concluded)
Mitsubishi Estate Co. Ltd.		5,000	$127,374
Mitsui Fudosan Co. Ltd.		4,000	128,666
Nomura Real Estate Holdings, Inc.		5,300	93,672
ST Modwen Properties PLC		7,015	40,661
Sumitomo Realty & Development Co. Ltd.		2,000	74,978
Sun Hung Kai Properties Ltd.		7,000	104,448
The Wharf Holdings Ltd.		7,000	51,773

			1,095,680
Total Common Stocks — 9.4%			7,324,157

Investment Companies
Equity Funds — 30.0%
Energy Select Sector SPDR Fund		30,545	2,670,244
Financial Select Sector SPDR Fund		317,865	7,577,902
Health Care Select Sector SPDR Fund		115,116	7,743,853
iShares Gold Trust (a)(b)(c)		248,203	2,817,104
iShares S&P GSCI Commodity Indexed Trust (a)(b)(c)		38,577	1,073,598
SPDR S&P Oil & Gas Equipment & Services ETF		38,650	1,374,007

			23,256,708
Fixed Income Funds — 20.0%
BlackRock Floating Rate Income Portfolio, Institutional Class (b)		1,483,619	15,355,456
iShares TIPS Bond ETF (b)		1,728	195,402

			15,550,858
Total Investment Companies — 50.0%			38,807,566

U.S. Treasury Obligations		Par (000)
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	713	850,861
2.00%, 1/15/26		324	373,926
1.75%, 1/15/28		261	296,636
3.63%, 4/15/28		221	304,746
2.50%, 1/15/29		255	317,057

U.S. Treasury Obligations		Par (000)	Value
3.88%, 4/15/29	USD	268	$384,528
3.38%, 4/15/32		101	142,667
2.13%, 2/15/40-2/15/41		317	403,909
0.75%, 2/15/42		311	293,647
0.63%, 2/15/43		228	207,903
1.38%, 2/15/44		355	391,738
U.S. Treasury Inflation Indexed Notes:
2.00%, 1/15/16		336	346,487
0.13%, 4/15/16-7/15/24		5,404	5,390,655
2.50%, 7/15/16		330	349,416
2.38%, 1/15/17		289	308,634
2.63%, 7/15/17		247	269,164
1.63%, 1/15/18		261	278,071
1.38%, 7/15/18-1/15/20		584	622,878
2.13%, 1/15/19		238	260,892
1.88%, 7/15/19		273	298,877
1.25%, 7/15/20		502	535,686
1.13%, 1/15/21		576	608,662
0.63%, 7/15/21-1/15/24		1,306	1,334,212
0.38%, 7/15/23		695	695,184
Total U.S. Treasury Obligations — 19.7%			15,266,436
Total Long-Term Investments (Cost — $60,586,762) — 79.1%			61,398,159

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (b)(d)		15,852,696	15,852,696
Total Short-Term Securities (Cost — $15,852,696) — 20.4%			15,852,696
Total Investments (Cost — $76,439,458*) — 99.5%			77,250,855
Other Assets Less Liabilities — 0.5%			395,505

Net Assets — 100.0%			$77,646,360

Notes to Consolidated Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$76,533,819

Gross unrealized appreciation	$1,945,598
Gross unrealized depreciation	(1,228,562)

Net unrealized appreciation	$717,036

(a)	Non-income producing security.

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

(b)	Investments in issuers considered to be affiliates of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Shares Purchased	Shares/Beneficial Interest Sold	Shares Held at October 31, 2014	Value at October 31, 2014	Income	Realized Gain (Loss)
BlackRock Floating Rate Income Portfolio,
Institutional Class	1,465,343	18,276	—	1,483,619	$15,355,456	$189,911	—
BlackRock Liquidity Funds, TempFund,
Institutional Class	18,058,622	—	(2,205,926)[1]	15,852,696	$15,852,696	$904	—
BlackRock Liquidity Series, LLC, Money Market
Series	$95,250	—	$(95,250)[1]	—	—	—	—
iShares S&P GSCI Commodity Indexed Trust	10,765	27,812	—	38,577	$1,073,598	—	—
iShares TIPS Bond ETF	1,728	—	—	1,728	$195,402	$949	—
iShares Gold Trust	248,203	—	—	248,203	$2,817,104	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,304	—	(2,304)	—	—	$1,983	$(5,826)

[1]	Represents net shares/beneficial interest sold.

(c)	All or a portion of security is held by a wholly owned subsidiary.

(d)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	31,853	USD	33,289	BNP Paribas S.A.	1/21/15	$(156)
EUR	38,898	USD	49,145	BNP Paribas S.A.	1/21/15	(372)
GBP	7,000	USD	11,173	Citibank N.A.	1/21/15	17
GBP	19,162	USD	30,700	JPMorgan Chase Bank N.A.	1/21/15	(68)
GBP	10,911	USD	17,500	TD Securities, Inc.	1/21/15	(57)
HKD	430,486	USD	55,481	BNP Paribas S.A.	1/21/15	32
JPY	11,369,000	USD	105,525	BNP Paribas S.A.	1/21/15	(4,208)
JPY	1,939,478	USD	18,000	BNP Paribas S.A.	1/21/15	(716)
SGD	57,000	USD	44,290	Citibank N.A.	1/21/15	69
USD	74,224	AUD	85,742	JPMorgan Chase Bank N.A.	1/21/15	(782)
USD	17,687	EUR	14,000	TD Securities, Inc.	1/21/15	133
USD	42,144	GBP	26,304	BNP Paribas S.A.	1/21/15	94
USD	64,441	JPY	7,227,000	Citibank N.A.	1/21/15	36
USD	543	JPY	58,000	TD Securities, Inc.	1/21/15	27
USD	94,622	SEK	684,636	BNP Paribas S.A.	1/21/15	1,887
USD	418	SEK	3,000	JPMorgan Chase Bank N.A.	1/21/15	11
USD	73,280	SGD	93,322	JPMorgan Chase Bank N.A.	1/21/15	654
Total						$(3,399)

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

•	Centrally cleared credit default swaps—sold protection outstanding as of October 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	B+	USD	5,589	$42,565

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of October 31, 2014 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contracts	Market Value	Premiums Paid (Received)	Unrealized Depreciation
Bloomberg Brent Crude Subindex	USD	3,475,152	[1]	JPMorgan Chase Bank N.A.	12/29/14	4,743	$(287,678)	—	$(287,678)
Excess Return on the S&P GSCI Commodity Index	USD	6,949,808	[1]	JPMorgan Chase Bank N.A.	12/29/14	13,879	(359,696)	—	(359,696)
Excess Return on the S&P GSCI Commodity Index	USD	1,300,021	[1]	JPMorgan Chase Bank N.A.	12/29/14	2,703	(70,486)	—	(70,486)
Total							$(717,860)	—	$(717,860)

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$5,751,061	$1,573,096	—	$7,324,157
Investment Companies	38,807,566	—	—	38,807,566
U.S. Treasury Obligations	—	15,266,436	—	15,266,436
Short-Term Securities	15,852,696	—	—	15,852,696

Total	$60,411,323	$16,839,532	—	$77,250,855

4	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$42,565	—	$42,565
Foreign currency exchange contracts	—	2,960	—	2,960
Liabilities:
Commodity contracts	—	(717,860)	—	(717,860)
Foreign currency exchange contracts	—	(6,359)	—	(6,359)

Total	—	$(678,694)	—	$(678,694)

[1] Derivative financial instruments are swaps and forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$18,386	—	—	$18,386
Cash pledged as collateral for OTC derivatives	850,000	—	—	850,000
Cash pledged for centrally cleared swaps	260,000	—	—	260,000
Liabilities:
Bank overdraft	—	$(9)	—	(9)

Total	$1,128,386	$(9)	—	$1,128,377

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FUNDS	OCTOBER 31, 2014	5

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust, 0.46%, 12/06/15	$200	$199,904
Citibank Credit Card Issuance Trust, 4.85%, 3/10/15	325	330,166
CNH Equipment Trust, 0.48%, 12/06/15	200	199,933
Honda Auto Receivables Owner Trust, 0.41%, 12/06/15	200	200,026
Hyundai Auto Receivables Trust, 0.46%, 11/07/15	171	170,636
Mercedes-Benz Auto Lease Trust, 0.48%, 12/06/15	250	250,111
Volkswagen Auto Loan Enhanced Trust, 0.42%, 12/06/15	200	199,796
Volkswagen Credit Auto Master Trust, 0.51%, 11/20/14 (a)(b)	100	100,046
Total Asset-Backed Securities — 6.6%		1,650,618

Corporate Bonds
Aerospace & Defense — 1.2%
The Boeing Co., 0.36%, 1/31/15 (b)	300	300,047
Automobiles — 4.1%
Daimler Finance North America LLC, 2.63%, 11/06/15 (a)	500	514,377
Volkswagen International Finance NV, 2.88%, 12/07/15 (a)	500	514,497

		1,028,874
Banks — 32.7%
Australia & New Zealand Banking Group Ltd.:
0.61%, 1/10/15 (a)(b)	250	250,763
0.44%, 5/07/15 (a)(b)	400	400,368
Bank of America Corp., 5.00%, 1/15/15	150	151,289
Banque Federative du Credit Mutuel SA, 1.08%, 1/20/15 (a)(b)	500	503,949
BP Capital Markets PLC, 0.57%, 11/06/15 (b)	500	500,887
BPCE S.A.:
1.08%, 11/10/14 (b)	250	252,245
0.73%, 1/15/15 (b)	300	300,524
Commonwealth Bank of Australia:
1.03%, 12/18/14 (a)(b)	300	302,118
1.95%, 3/16/15	350	352,072
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.71%, 12/18/14 (b)	500	502,265
Deutsche Bank AG, 3.45%, 3/30/15	500	505,833
ING Bank NV, 0.49%, 12/03/14 (a)(b)	500	499,973
JPMorgan Chase & Co., 4.75%, 3/01/15	250	253,517
JPMorgan Chase Bank NA, 0.48%, 1/30/15 (b)	250	250,222
Macquarie Bank Ltd.:
0.68%, 12/15/14 (a)(b)	275	274,955
0.86%, 1/27/15 (a)(b)	250	249,852
Suncorp Metway Ltd., 0.71%, 11/26/14 (a)(b)	500	501,000
Svenska Handelsbanken AB:
0.68%, 12/21/14 (b)	500	502,091
0.70%, 12/23/14 (b)	250	251,223
The Toronto-Dominion Bank, 2.38%, 12/07/15	500	515,621
Wells Fargo & Co., 1.25%, 2/13/15	375	375,901
Wells Fargo Bank N.A., 0.51%, 7/20/15 (b)	500	500,817

		8,197,485

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 4.8%
American Express Credit Corp., 1.34%, 12/12/14 (b)	$625	$628,875
Shell International Finance BV, 0.44%, 11/17/14 (b)	375	375,834
Toyota Motor Credit Corp., 0.38%, 12/18/14 (b)	200	200,230

		1,204,939
Diversified Telecommunication Services — 3.0%
AT&T, Inc., 0.62%, 11/12/14 (b)	500	501,050
Verizon Communications, Inc., 2.50%, 11/06/15	250	257,387

		758,437
Food Products — 4.2%
General Mills, Inc., 0.53%, 1/29/15 (b)	250	250,246
Kellogg Co., 0.46%, 11/13/14 (b)	800	800,435

		1,050,681
Health Care Providers & Services — 2.0%
Principal Life Global Funding II, 0.61%, 11/28/14 (a)(b)	500	501,491
Manufacturing — 2.0%
Tyco Electronics Group SA, 0.43%, 1/29/15 (b)	500	499,781
Metals & Mining — 3.1%
Rio Tinto Finance USA Ltd., 2.50%, 12/07/15	250	256,245
Rio Tinto Finance USA PLC, 1.08%, 12/17/14 (b)	500	503,963

		760,208
Oil, Gas & Consumable Fuels — 3.2%
Devon Energy Corp., 0.68%, 12/15/14 (b)	250	250,806
Total Capital Canada Ltd., 0.61%, 1/15/15 (b)	300	301,113
TransCanada Pipelines Ltd., 0.91%, 12/30/14 (b)	250	251,495

		803,414
Pharmaceuticals — 1.0%
Bayer AG, 0.48%, 1/07/15 (a)(b)	250	250,191
Wireless Telecommunication Services — 2.0%
America Movil Sab de CV, 2.38%, 12/07/15	250	255,947
Vodafone Group PLC, 0.62%, 11/19/14 (b)	250	250,504

		506,451
Total Corporate Bonds — 63.3%		15,861,999
Total Long-Term Investments (Cost — $17,483,265) — 69.9%		17,512,617

Short-Term Securities
Certificates of Deposit
Yankee (c) — 13.3%
Barclays Bank PLC, New York, 0.53%, 5/01/15 (b)	250	249,963
BNP Paribas SA, New York, 0.50%, 1/08/15	575	575,307
Credit Industriel et Commercial, New York, 0.52%, 4/14/15 (b)	500	499,955

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (c) (concluded)
Credit Suisse, New York:
0.52%, 1/23/15	$250	$250,163
0.56%, 8/24/15 (b)	250	249,900
0.64%, 12/07/15 (b)	500	500,329
Sumitomo Mitsui Banking Corp., New York, 0.64%, 4/01/15 (b)	1,000	1,000,956
Total Certificates of Deposit — 13.3%		3,326,573

Commercial Paper (d)
Daimler Finance NA LLC, 0.60%, 2/26/15	250	249,724
Electricite de France, 0.58%, 1/05/15 (a)	250	249,907
Nissan Motor Acceptance Corp., 0.40%, 4/20/15	550	548,986
Vodafone Group PLC:
0.44%, 4/10/15	500	499,034
0.55%, 4/10/15	250	249,708
Total Commercial Paper — 7.2%		1,797,359

Repurchase Agreements
Barclays Capital, Inc., 0.71%, 11/18/14 (Purchased on 5/22/14 to be repurchased at $747,338, collateralized by various corporate/debt obligations, 4.63% to 11.63% due from 2/01/16 to 10/23/43, aggregate original par and fair value of $885,242 and $899,680, respectively)	750	750,175
Total Value of Barclays Capital, Inc. (Collateral value of $899,680)		750,175

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.13%, 12/04/14 (e) (Purchased on 3/04/13 to be repurchased at $246,706, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.34% to 5.92% due from 2/25/35 to 8/25/42, aggregate original par and fair value of $3,868,195 and $267,519, respectively)	$250	$250,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $267,519)		250,000
Morgan Stanley & Co. LLC, 0.45%, 12/16/14 (e) (Purchased on 9/17/14 to be repurchased at $497,376, collateralized by various U.S. government sponsored agency obligations, 0.00% to 12.50% due from 11/01/14 to 12/15/41, aggregate original par and fair value of $56,378,288 and $534,441, respectively)	500	500,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $534,441)		500,000
RBS Securities, Inc., 1.00%, 11/03/14 (Purchased on 9/02/14 to be repurchased at $873,493, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 7/01/33 to 6/01/41, aggregate original par and fair value of $923,142 and $906,095, respectively)	875	875,000
Total Value of RBS Securities, Inc. (Collateral value of $906,095)		875,000
Total Repurchase Agreements — 9.5%		2,375,175
Total Short-Term Securities (Cost — $7,497,977) — 30.0%		7,499,107
Total Investments (Cost — $24,981,242*) — 99.9%		25,011,724
Other Assets Less Liabilities — 0.1%		30,465

Net Assets — 100.0%		$25,042,189

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,981,242

Gross unrealized appreciation	$32,913
Gross unrealized depreciation	(2,431)

Net unrealized appreciation	$30,482

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date. (c) Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$17,512,617	—	$17,512,617
Short-Term Securities	—	7,499,107	—	7,499,107

Total	—	$25,011,724	—	$25,011,724

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximate the carrying amount for financial reporting purposes. As of October 31, 2014, overdraft of $(180,700) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Short-Term Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.14%, 11/13/14	$400	$399,999
0.06%, 11/28/14	1,000	999,997
0.06% - 0.13%, 1/08/15	900	899,984
0.06%, 1/15/15	500	499,985
0.06%, 1/22/15	600	599,993
0.05%, 2/05/15	500	499,974
0.05%, 2/26/15	1,000	999,920
0.05%, 3/05/15	500	499,932
0.05%, 3/19/15	500	499,915
0.13%, 4/02/15	200	199,962
0.04%, 4/16/15	1,000	999,749
0.05%, 4/23/15	500	499,876
U.S. Treasury Notes:
0.38%, 11/15/14	754	754,059
0.25%, 11/30/14	600	600,070
0.25%, 1/15/15	470	470,184
0.25% - 2.25%, 1/31/15	1,269	1,269,951
2.38%, 2/28/15	500	503,711
0.13%, 4/30/15	500	500,039
1.75%, 7/31/15	116	117,387
0.07%, 1/31/16 (b)	138	137,993
0.09%, 4/30/16 (b)	180	180,052
0.09%, 7/31/16 (b)	288	288,102
0.08%, 10/31/16 (b)	145	144,990
Total U.S. Treasury Obligations — 83.8%		12,565,824

Repurchase Agreements	Par (000)	Value
Morgan Stanley Co. LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $1,426,989, collateralized by U.S. Treasury Bond, 0.38% due at 10/31/16, original par and fair value of $1,458,800 and $1,455,605, respectively)	$1,427	$1,427,000
Total Value of Morgan Stanley Co. LLC (Collateral value of $1,020,052)		1,427,000
TD Securities (USA) LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $999,993, collateralized by U.S. Treasury Note, 3.13% due at 2/15/43, original par and fair value of $997,100 and $1,020,052, respectively)	1,000	1,000,000
Total Value of TD Securities (USA) LLC (Collateral value of $1,455,605)		1,000,000
Total Repurchase Agreements — 16.2%		2,427,000
Total Investments (Cost — $14,992,580*) — 100.0%		14,992,824
Other Assets Less Liabilities — 0.0%		3,011

Net Assets — 100.0%		$14,995,835

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,992,580

Gross unrealized appreciation	$664
Gross unrealized depreciation	(420)

Net unrealized appreciation	$244

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,992,824	—	$14,992,824

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximate the carrying amount for financial reporting purposes. As of October 31, 2014, cash of $1,105 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2014.

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 2.0%
Australia Government Inflation Linked Bond:
1.00%, 11/21/18	AUD	159	$144,355
1.25%, 2/21/22		150	143,542
3.00%, 9/20/25		118	142,422
2.50%, 9/20/30		99	114,071

			544,390
France — 5.7%
Republic of France Inflation Linked Bond:
0.45%, 7/25/16	EUR	369	470,406
0.10%, 7/25/21		164	212,967
1.10%, 7/25/22		193	271,067
1.85%, 7/25/27		297	455,897
0.70%, 7/25/30		132	174,895

			1,585,232
Germany — 2.0%
Deutsche Bundesrepublik Inflation Linked Bond:
0.75%, 4/15/18		195	255,129
1.75%, 4/15/20		148	209,844
0.10%, 4/15/23		71	93,104

			558,077
United Kingdom — 4.4%
United Kingdom Gilt Inflation Linked Bond:
0.13%, 3/22/24	GBP	184	314,151
0.13%, 3/22/29		105	181,462
0.75%, 3/22/34		116	228,968
1.13%, 11/22/37		46	101,446
0.13%, 3/22/44		109	200,798
0.75%, 11/22/47		93	208,287

			1,235,112
Total Foreign Government Obligations — 14.1%			3,922,811

Investment Companies		Shares	Value
Fixed Income Funds — 6.8%
iShares TIPS Bond ETF (a)		16,748	$1,893,864

U.S. Treasury Obligations — 22.0%		Par (000)
U.S. Treasury Notes, 4.13%, 5/15/15	USD	6,000	6,127,500
Total Long-Term Investments (Cost — $12,279,521) — 42.9%			11,944,175

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)(c)		13,943,210	13,943,210
Total Short-Term Securities (Cost — $13,943,210) — 50.1%			13,943,210

Options Purchased
(Cost — $126,000) — 0.1%			41,374
Total Investments before Options Written (Cost — $26,348,731*) — 93.1%			25,928,759

Options Written
(Premiums Received — $62,160) — (0.5)%			(135,513)
Total Investments Net of Options Written — 92.6%			25,793,246
Other Assets Less Liabilities — 7.4%			2,056,641

Net Assets — 100.0%			$27,849,887

Notes to Consolidated Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$26,369,790

Gross unrealized appreciation	$17,301
Gross unrealized depreciation	(458,332)

Net unrealized depreciation	$(441,031)

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Shares Purchased	Shares Sold	Shares Held at October 31, 2014	Value at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,083,019	—	(1,139,809)[1]	13,943,210	$13,943,210	$1,203
iShares TIPS Bond ETF	16,748	—	—	16,748	$1,893,864	$9,202

[1]	Represents net shares sold.

(b)	Represents the current yield as of report date.

(c)	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Index Futures	Sydney	December 2014	USD	121,396	$990
32	Australian Government Bond (10 Year)	Sydney	December 2014	USD	3,457,797	81,243
1	E-mini Russell 2000 Index Futures	New York	December 2014	USD	117,100	2,995
9	E-mini S&P 500 Index Futures	Chicago Mercantile	December 2014	USD	905,175	15,861
8	EURO STOXX 50 Index Futures	Eurex	December 2014	USD	310,881	(12,407)
2	FTSE 100 Index Futures	NYSE Liffe	December 2014	USD	208,136	(8,895)
24	Japanese Government Bond (10 Year)	Singapore	December 2014	USD	3,133,621	19,352
	mini MSCI Emerging Markets Index
(1)	Futures	New York	December 2014	USD	50,680	1,890
1	TOPIX Index Futures	Tokyo	December 2014	USD	119,030	4,246
(11)	CBOE Volatility Index Futures	Chicago Board of Trade	January 2015	USD	184,800	9,715
Total						$114,990

•	Forward foreign currency exchange contracts outstanding as of October 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	631,670	AUD	681,788	Barclays Bank PLC	12/05/14	$33,166
USD	523,951	BRL	1,201,000	Deutsche Bank AG	12/05/14	44,361
USD	209,843	CAD	229,474	Barclays Bank PLC	12/05/14	6,414
USD	1,042,889	EUR	793,491	Barclays Bank PLC	12/05/14	48,300
USD	1,952,652	EUR	1,486,000	Deutsche Bank AG	12/05/14	90,047
USD	395,633	GBP	240,121	Barclays Bank PLC	12/05/14	11,621
USD	1,107,852	GBP	673,000	Deutsche Bank AG	12/05/14	31,560
USD	294,106	INR	18,039,000	Barclays Bank PLC	12/05/14	2,487
USD	687,299	JPY	72,118,633	Barclays Bank PLC	12/05/14	45,039
USD	517,944	KRW	530,478,000	Goldman Sachs International	12/05/14	22,280
USD	122,321	MYR	391,000	Deutsche Bank AG	12/05/14	3,765
USD	365,940	RUB	13,967,000	JPMorgan Chase Bank N.A.	12/05/14	44,609
USD	410,532	TWD	12,240,000	UBS AG	12/05/14	7,980
Total						$391,629

•	OTC interest rate swaptions purchased as of October 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.00%	Pay	3-month LIBOR	3/12/15	USD	8,400	$41,374

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	OTC interest rate swaptions written as of October 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.60%	Pay	3-month LIBOR	3/12/15	USD	8,400	$(135,513)

•	Centrally cleared credit default swaps – sold protection outstanding as of October 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	2,080	$13,523
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	BBB+	USD	8,338	10,383
iTraxx Europe Crossover Series 22 Version 1	5.00%	Intercontinental Exchange	12/20/19	B+	EUR	893	13,379
iTraxx Europe Series 22 Version 1	1.00%	Intercontinental Exchange	12/20/19	A-	EUR	6,382	16,340
Total							$53,625

•	OTC credit default swaps – sold protection outstanding as of October 31, 2014 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM Series 21 Version 2	5.00%	Bank of America N.A.	6/20/19	BBB-	USD	1,058	$114,349	$94,680	$19,669
CDX.EM Series 21 Version 2	5.00%	Bank of America N.A.	6/20/19	BBB-	USD	121	13,075	11,925	1,150
CDX.EM Series 21 Version 2	5.00%	Deutsche Bank AG	6/20/19	BBB-	USD	816	88,201	77,135	11,066
CDX.EM Series 21 Version 2	5.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB-	USD	1,615	174,533	177,706	(3,173)
CDX.EM Series 21 Version 2	5.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB-	USD	108	11,725	10,310	1,415
CDX.EM Series 21 Version 2	5.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB-	USD	100	10,791	9,398	1,393
Total							$412,674	$381,154	$31,520

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of October 31, 2014 were as follows:

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures December 2014	CAD 4,087,431[1]	Bank of America N.A.	11/24/14	30	$20,824	—	$20,824
Long Gilt Futures December 2014	GBP 2,131,137[1]	Bank of America N.A.	11/25/14	19	88,915	—	88,915
U.S. Treasury (10 Year) Notes Futures December 2014	USD 3,636,122[1]	Bank of America N.A.	11/26/14	29	28,300	—	28,300
Euro-Bund Futures December 2014	EUR 2,829,659[1]	Bank of America N.A.	12/04/14	19	47,158	—	47,158
MSCI Emerging Markets Index	3-month LIBOR Plus 0.04%[2]	JPMorgan Chase Bank N.A.	12/19/14	6,600	58,110	—	58,110
MSCI World Small Cap Net Total Return Index	3-month LIBOR Minus 0.02%[2]	JPMorgan Chase Bank N.A.	12/19/14	6,010	(5,455)	—	(5,455)

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

OTC total return swaps outstanding as of October 31, 2014 were as follows (concluded):

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contracts	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Net Total Return on the FTSE EPRA/NAREIT Global REIT Index	3-month LIBOR[2]	JPMorgan Chase Bank N.A.	12/19/14	265	$135,156	—	$135,156
S&P GSCI Light Energy Official Close Index	USD 1,545,731[1]	BNP Paribas S.A.	6/19/15	5,414	(42,370)	—	(42,370)
Total					$330,638	—	$330,638

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$3,922,811	—	$3,922,811
Investment Companies	$1,893,864	—	—	1,893,864
U.S. Treasury Obligations	—	6,127,500	—	6,127,500
Short-Term Securities	13,943,210	—	—	13,943,210
Options Purchased:
Interest Rate Contracts	—	41,374	—	41,374

Total	$15,837,074	$10,091,685	—	$25,928,759

4	BLACKROCK FUNDS	OCTOBER 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$88,318	—	$88,318
Equity contracts	$35,697	193,266	—	228,963
Foreign currency exchange contracts	—	391,629	—	391,629
Interest rate contracts	100,595	185,197	—	285,792
Liabilities:
Commodity contracts	—	(42,370)	—	(42,370)
Credit contracts	—	(3,173)	—	(3,173)
Equity contracts	(21,302)	(5,455)	—	(26,757)
Interest rate contracts	—	(135,513)	—	(135,513)

Total	$114,990	$671,899	—	$786,889

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1	—	—	$1
Foreign currency at value	49,848	—	—	49,848
Cash pledged for financial futures contracts	246,000	—	—	246,000
Cash pledged for centrally cleared swaps	440,000	—	—	440,000

Total	$735,849	—	—	$735,849

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FUNDS	OCTOBER 31, 2014	5

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Automobiles — 3.0%
Daimler Finance North America LLC, 0.83%, 1/09/15 (a)(b)	$750	$750,647
Banks — 18.7%
Bank of America Corp.:
5.00%, 1/15/15	250	252,149
4.50%, 4/01/15	490	497,918
Commonwealth Bank of Australia, 0.51%, 1/29/15 (a)(b)	800	800,630
Deutsche Bank AG, 3.45%, 3/30/15	750	758,750
ING Bank NV, 0.49%, 12/03/14 (a)(b)	750	749,959
Lloyds Bank PLC, 4.38%, 1/12/15 (a)	850	855,691
National Australia Bank Ltd., 1.60%, 8/07/15	250	252,381
Wells Fargo & Co., 1.16%, 12/29/14 (b)	500	502,702

		4,670,180
Beverages — 2.2%
Sabmiller Holdings, Inc., 1.85%, 1/15/15 (a)	540	541,318
Chemicals — 1.2%
Ecolab, Inc., 4.88%, 2/15/15	300	303,509
Diversified Financial Services — 17.2%
American Express Credit Corp., 1.34%, 12/12/14 (b)	250	251,550
American Honda Finance Corp., 1.45%, 2/27/15 (a)	910	913,096
ANZ New Zealand International Ltd., 1.14%, 11/28/14 (b)	500	502,248
Caterpillar Financial Services Corp.:
4.75%, 2/17/15	500	506,359
4.63%, 6/01/15	400	409,748
General Electric Capital Corp.:
1.09%, 11/28/14 (b)	500	502,439
0.61%, 1/09/15 (b)	450	450,350
3.50%, 6/29/15	150	153,104
Volkswagen International Finance NV, 0.83%, 11/20/14 (a)(b)	624	624,151

		4,313,045
Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc., 0.43%, 12/08/14 (a)(b)	890	890,239
Food Products — 4.2%
Kellogg Co., 0.46%, 11/13/14 (b)	1,062	1,062,578
Insurance — 3.1%
Prudential Financial, Inc., 6.20%, 1/15/15	762	770,529
Metals & Mining — 2.0%
Rio Tinto Finance USA PLC, 1.13%, 3/20/15	500	501,275
Oil, Gas & Consumable Fuels — 1.8%
Transcanada Pipelines Ltd., 4.88%, 1/15/15	435	438,917
Specialty Retail — 1.0%
Walgreen Co., 1.00%, 3/13/15	260	260,410
Utility Gas & Electric — 2.0%
Southern California Edison Co., 0.26%, 1/26/15 (b)	500	500,009
Total Long-Term Investments (Cost — $15,002,962) — 60.0%		15,002,656

Short-Term Securities	Par (000)	Value
Certificates of Deposit
Yankee (c) — 16.6%
Barclays Bank PLC, New York, 0.53%, 5/01/15 (b)	$250	$249,964
BNP Paribas S.A., New York:
0.41%, 11/24/14	750	749,994
0.56%, 1/06/15	250	250,158
Canadian Imperial Bank of Commerce, New York, 0.15%, 6/01/15 (b)	250	250,000
Citibank N.A., 0.39%, 11/12/14 (b)	250	249,941
Credit Agricole CIB, New York, 0.44%, 6/01/15	500	500,088
Credit Industriel et Commercial, New York, 0.52%, 4/14/15 (b)	500	499,955
Credit Suisse, New York:
0.53%, 1/12/15	500	500,288
0.63%, 1/15/15	250	250,111
Sumitomo Mitsui Banking Corp., New York, 0.64%, 4/01/15 (b)	650	650,621
Total Certificates of Deposit — 16.6%		4,151,120

Commercial Paper
Credit Agricole CIB, 0.35%, 3/09/15 (d)	275	275,020
Daimler Finance North America LLC, 0.61%, 2/02/15 (d)	400	399,690
Electricite de France, 0.58%, 1/05/15 (a)(d)	750	749,719
Macquarie Bank Ltd., 0.40%, 4/07/15 (a)(b)	250	249,978
Nissan Motor Acceptance Corp., 0.40%, 4/20/15 (d)	250	249,539
Suncorp Metway Ltd., 0.39%, 1/08/15 (d)	250	249,916
Vodafone Group PLC, 0.55%, 4/10/15 (d)	250	249,581
Total Commercial Paper — 9.7%		2,423,443

Money Market Funds — 0.3%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (e)(f)	67,259	67,259

Repurchase Agreements	Par (000)
Barclays Capital, Inc., 0.71%, 11/18/14 (Purchased on 5/22/14 to be repurchased at $747,338, collateralized by various corporate/debt obligations, 6.25% to 11.63% due from 4/01/17 to 10/23/43, aggregate original par and fair value of $1,153,275 and $897,815, respectively)	750	750,175
Total Value of Barclays Capital, Inc. (Collateral value of $897,815)		750,175

BLACKROCK FUNDS	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.61%, 12/05/14 (g) (Purchased on 9/04/14 to be repurchased at $496,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.73% due from 5/15/24 to 10/30/26, aggregate original par and fair value of $645,607 and $515,303, respectively)	$500	$500,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $515,303)		500,000
J.P. Morgan Securities LLC, 0.53%, 11/18/14 (Purchased on 8/18/14 to be repurchased at $748,984, collateralized by various corporate/debt obligations, 0.00% to 7.21% due from 10/20/24 to 9/25/46, aggregate original par and fair value of $2,187,412 and $937,687, respectively)	750	750,119
Total Value of J.P. Morgan Securities LLC (Collateral value of $937,687)		750,119
Mizuho Securities USA, Inc., 1.13%, 12/04/14 (g) (Purchased on 3/04/13 to be repurchased at $246,706, collateralized by U.S. Treasury Note, 0.00% to 5.92% due at 8/25/42, original par and fair value of $2,728,703 and $267,500, respectively)	250	250,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $267,500)		250,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.45%, 12/16/14 (g) (Purchased on 9/17/14 to be repurchased at $397,901, collateralized by Freddie Mac Participation Certificate, 6.66% due at 3/20/37, original par and fair value of $22,717,280 and $428,000, respectively)	$400	$400,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $428,000)		400,000
RBS Securities, Inc., 1.00%, 11/03/14 (Purchased on 9/02/14 to be repurchased at $598,967, collateralized by Freddie Mac Participation Certificate, 5.00% due at 6/01/41, original par and fair value of $595,000 and $620,563, respectively)	600	600,000
Total Value of RBS Securities, Inc. (Collateral value of $620,563)		600,000
Total Repurchase Agreements — 13.0%		3,250,294
Total Short-Term Securities (Cost — $9,890,248) — 39.6%		9,892,116
Total Investments (Cost — $24,893,210*) — 99.6%		24,894,772
Other Assets Less Liabilities — 0.4%		108,991

Net Assets — 100.0%		$25,003,763

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,893,210

Gross unrealized appreciation	$3,758
Gross unrealized depreciation	(2,196)

Net unrealized appreciation	$1,562

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity (Shares)	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,834	19,425	67,259	$13

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

2	BLACKROCK FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$15,002,656	—	$15,002,656
Short-Term Securities	$67,259	9,824,857	—	9,892,116

Total	$67,259	$24,827,513	—	$24,894,772

[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FUNDS	OCTOBER 31, 2014	3

Item 2 –	Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 23, 2014

3